UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Income Trust, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2025

Date of reporting period: 01/31/2025

Item 1 –	Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.

January 31, 2025
2025 Semi-Annual Report (Unaudited)

BlackRock California Municipal Income Trust (BFZ)
BlackRock Municipal 2030 Target Term Trust (BTT)
BlackRock Municipal Income Quality Trust (BYM)
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Municipal Market Overview For the Reporting Period Ended January 31, 2025

Municipal Market Conditions
Volatility was heightened across fixed income markets as the Federal Reserve (“Fed”) began to ease monetary policy and the contentious election cycle ended in a Republican sweep. While front-end interest rates fell, intermediate and long-end rates surprisingly rose amid stronger than expected economic growth and fiscal deficit concerns. Municipal bonds started the year slow but rebounded as seasonals turned increasingly positive in the summer. Weakness in the fourth quarter eroded most of the gains, before a volatile but virtually flat January ended the period. The Bloomberg Municipal Bond Index returned 2.08% as high yield bonds, barbell yield curve strategies, and the Puerto Rico, IDR/PCR, and housing sectors performed best. On a relative basis, the asset class outperformed versus duration matched Treasuries.
Bloomberg Municipal Bond Index(a)
Total Returns as of January 31, 2025
6	months:	1.05%
12	months:	2.08%
During the 12-months ended January 31, 2025, municipal bond funds experienced net inflows totaling $27 billion (based on data from the Investment Company Institute), concentrated in long-term and high yield funds. At the same time, the market absorbed $494 billion in issuance, a 35% year-over-year increase, boosted by increased borrowing needs on the back of deferred maintenance and elevated inflation as well as a pull forward of supply ahead of the election.
A Closer Look at Yields
AAA Municipal Yield Curves

Source: Thomson Municipal Market Data.
From January 31, 2024, to January 31, 2025, yields on AAA-rated 30-year municipal bonds increased by 45 basis points (bps) from 3.52% to 3.97%, ten-year yields increased by 59 bps from 2.38% to 2.97%, five-year yields increased by 41 bps from 2.36% to 2.77%, and two-year yields increased by 3 bps from 2.64% to 2.67% (as measured by Refinitiv Municipal Market Data). As a result, the municipal yield curve steepened over the 12-month period with the spread between two- and 30-year maturities steepening by 42 bps to a slope of 130 bps, lagging the 63 bps of steepening experienced by the Treasury curve.
Despite a slight cheapening of the asset class during the period, relative valuations remain historically rich and should continue to limit interest from crossover investors.
Financial Conditions of Municipal Issuers
Most municipal issuers are stable, as tax receipts and spending have normalized since the COVID era. With reserves at record highs, debt service burdens near 50-year lows, and pension funding levels dramatically improving, states are well positioned to weather an economic slowdown or significant targeted changes to federal spending or tax policy. Local governments and suburban school districts that primarily rely on property tax revenues typically fare well during a slowdown. However, affordability is becoming a concern as the rapid appreciation of home values drives property taxes and homeowner insurance costs higher. Large cities have adjusted to declining commercial real estate values, but changes to federal immigration policy will create near-term budgetary pressure. We view changes in federal tax and spending policy as the largest risk to the sector since federal funds represent, on average, 35% of state budgets. States with higher poverty rates and limited own-source revenue rely more on federal aid, making it difficult to enact dramatic across-the-board cuts to large non-discretionary programs such as Medicaid.
We continue to favor revenue-sector issuers over state and local governments since they are typically lower-rated and offer additional yield. Most municipal revenue sector borrowers are highly defensive, as they are monopolistic providers of essential services that can raise user fees to cover operations. In the investment-grade sector, we prefer single-A and triple-B bonds. We also favor prepaid gas and housing bonds that offer attractive yields, high quality, and good liquidity.
The opinions expressed are those of BlackRock as of January 31, 2025 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments.  There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.
(a) The Bloomberg Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.
Municipal Market Overview

The Benefits and Risks of Leveraging
The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Trust’s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Trust had not used leverage. In such circumstance, the investment adviser may nevertheless determine to maintain a Trust’s leverage if it deems such action to be appropriate. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Trust’s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Trust’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s Common Shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of each Trust’s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment adviser will be higher than if the Trusts did not use leverage.
To obtain leverage, each Trust has issued Variable Rate Muni Term Preferred Shares (“VMTP Shares”) or Variable Rate Demand Preferred Shares (“VRDP Shares”) (collectively, “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Trusts must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Trusts’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of January 31, 2025

BlackRock California Municipal Income Trust (BFZ)
Investment Objective
BlackRock California Municipal Income Trust’s (BFZ) (the “Trust”) investment objective is to provide current income exempt from regular U.S. federal income and California income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. The Trust invests, under normal market conditions, at least 80% of its assets in municipal obligations that are investment grade quality, or are considered by the Trust’s investment adviser to be of comparable quality, at the time of investment. The Trust may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information
Symbol on New York Stock Exchange	BFZ
Initial Offering Date	July 27, 2001
Yield on Closing Market Price as of January 31, 2025 ($11.28)(a)	6.28%
Tax Equivalent Yield(b)	13.68%
Current Monthly Distribution per Common Share(c)	$0.059000
Current Annualized Distribution per Common Share(c)	$0.708000
Leverage as of January 31, 2025(d)	36%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 54.1%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 11.28	$ 12.03	(6.23)%	$ 12.20	$ 11.17
Net Asset Value	12.51	12.86	(2.72)	13.09	12.32
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	0.26%	1.51%	(0.36)%	2.03%
Trust at Market Price(a)(b)	(3.36)	1.23	(0.31)	1.37
California Customized Reference Benchmark(c)	0.83	2.16	0.65	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The California Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: California Exempt Total Return Index Unhedged (90%) and the California Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The California Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s absolute performance based on NAV:
Income contributed to the Trust’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
The Trust’s holdings in higher-quality, investment-grade securities produced positive absolute returns. At the sector level, the largest positive impact came from school districts, transportation, and corporate-backed securities.
Trust Summary

Trust Summary as of January 31, 2025(continued)

BlackRock California Municipal Income Trust (BFZ)
The Trust used U.S. Treasury futures to manage interest rate risk. This strategy did not have a meaningful impact on performance. The Trust’s use of leverage detracted from results at a time of price weakness and elevated borrowing costs.
Holdings in the bonds of certain electric and water authorities servicing Los Angeles and the surrounding areas experienced modest price declines in the wake of the January 2025 wildfires. Positions in the housing and charter schools sectors posted losses, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	30.2%
Transportation	20.1
Corporate	14.4
Utilities	14.0
Health	11.3
Tobacco	3.7
State	2.9
Education	2.1
Housing	1.3

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	1.9%
2026	11.5
2027	14.7
2028	10.4
2029	13.2

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	8.5%
AA/Aa	64.1
A	18.1
BBB/Baa	4.1
BB/Ba	— (e)
N/R(f)	5.2

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)	Rounds to less than 0.1%.
(f)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of January 31, 2025

BlackRock Municipal 2030 Target Term Trust (BTT)
Investment Objective
BlackRock Municipal 2030 Target Term Trust’s (BTT) (the “Trust”) investment objectives are to provide current income exempt from regular U.S. federal income tax (but which may be subject to the federal alternative minimum tax in certain circumstances) and to return $25.00 per common share (the initial offering price per share) to holders of common shares on or about December 31, 2030. The Trust seeks to achieve its investment objectives by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the federal alternative minimum tax). The Trust invests at least 80% of its assets in municipal bonds that are investment grade quality, or are considered by the Trust’s investment adviser to be of comparable quality, at the time of investment. The Trust actively manages the maturity of its bonds to seek to have a dollar weighted average effective maturity approximately equal to the Trust’s maturity date. The Trust may invest directly in securities or synthetically through the use of derivatives.
There is no assurance that the Trust will achieve its investment objectives, including its investment objective of returning $25.00 per share.
Trust Information
Symbol on New York Stock Exchange	BTT
Initial Offering Date	August 30, 2012
Termination Date (on or about)	December 31, 2030
Yield on Closing Market Price as of January 31, 2025 ($21.04)(a)	2.65%
Tax Equivalent Yield(b)	4.48%
Current Monthly Distribution per Common Share(c)	$0.046400
Current Annualized Distribution per Common Share(c)	$0.556800
Leverage as of January 31, 2025(d)	34%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 21.04	$ 21.12	(0.38)%	$ 21.75	$ 20.38
Net Asset Value	23.98	23.88	0.42	24.35	23.70
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	1.74%	2.89%	0.87%	3.50%
Trust at Market Price(a)(b)	0.93	1.14	(0.10)	3.25
Customized Reference Benchmark(c)	1.66	1.94	0.91	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond 2030 Index (90%) and the Bloomberg Municipal Bond: High Yield (non-Investment Grade)
2030 Total Return Index (10%). The Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s absolute performance based on NAV:
Income contributed to the Trust’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Trust Summary

Trust Summary as of January 31, 2025(continued)

BlackRock Municipal 2030 Target Term Trust (BTT)
Holdings in the corporate-backed, transportation and tax-backed state sectors were the leading contributors to absolute performance. In terms of credit tiers, the largest contributions came from securities rated A, AA, and BBB, respectively. Short-term bonds generally performed well and made a larger contribution than more rate-sensitive, longer-dated securities. Positions in premium-coupon issues also added value.
There were no detractors with respect to sectors, rating tiers, or maturities. However, one holding in the senior living sector detracted from absolute performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Corporate	22.6%
Transportation	18.7
Health	15.3
State	13.4
County/City/Special District/School District	12.5
Education	6.7
Utilities	5.8
Housing	3.1
Tobacco	1.9

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	16.1%
2026	16.2
2027	13.6
2028	13.3
2029	9.7

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.3%
AA/Aa	35.9
A	35.4
BBB/Baa	12.2
BB/Ba	2.8
B	0.5
N/R(e)	9.9

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of January 31, 2025

BlackRock Municipal Income Quality Trust (BYM)
Investment Objective
BlackRock Municipal Income Quality Trust’s (BYM) (the “Trust”) investment objective is to provide current income exempt from U.S. federal income taxes, including the alternative minimum tax. The Trust seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its managed assets in municipal bonds exempt from U.S. federal income taxes, including the U.S. federal alternative minimum tax. The Trust also invests at least 80% of its managed assets in municipal bonds that are investment grade quality at the time of investment or, if unrated, determined to be of comparable quality by the investment adviser at the time of investment. The Trust may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by BlackRock to be of comparable quality, at the time of purchase. The Trust may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
On January 20, 2025, the Board of Trustees of BlackRock Municipal Income Trust (BFK), BlackRock Municipal Income Trust II (BLE) and the Trust (collectively, the “Target Trusts”) approved the reorganization of each Target Trust into BlackRock MuniHoldings Fund, Inc. (MHD), with MHD continuing as the surviving Fund. Subject to the requisite approvals by each Trust’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganizations are expected to be completed in the second half of 2025.
Trust Information
Symbol on New York Stock Exchange	BYM
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of January 31, 2025 ($11.20)(a)	5.95%
Tax Equivalent Yield(b)	10.05%
Current Monthly Distribution per Common Share(c)	$0.055500
Current Annualized Distribution per Common Share(c)	$0.666000
Leverage as of January 31, 2025(d)	36%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 11.20	$ 11.83	(5.33)%	$ 12.19	$ 10.70
Net Asset Value	12.33	12.69	(2.84)	12.96	12.07
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	(0.06)%	2.01%	(0.22)%	2.31%
Trust at Market Price(a)(b)	(2.62)	4.89	(0.44)	2.13
Customized Reference Benchmark(c)	1.12	2.60	0.89	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal Bond: High Yield
ex AMT (non-Investment Grade) Total Return Index (10%). The Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
Trust Summary

Trust Summary as of January 31, 2025(continued)

BlackRock Municipal Income Quality Trust (BYM)
The following discussion relates to the Trust’s absolute performance based on NAV:
Income contributed to the Trust’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to pause the process of cutting interest rates.
High-quality AA and A rated securities, primarily those with maturities of 20 years and longer, were the largest contributors to absolute performance. High yield bonds were also positive contributors. Puerto Rico sales tax issues, which experienced little volatility and benefited from their above-average income, were notable contributors in high yield. At the sector level, pre-paid gas was a top contributor thanks to the combination of yield and spread tightening. The Trust’s use of leverage also helped results by increasing portfolio income.
On the other hand, the Trust’s use of U.S. Treasury futures to manage interest rate risk was a minor detractor. Holdings in the education sector also detracted modestly, largely due to a small position in a charter school project that defaulted.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	17.6%
Utilities	14.0
State	13.5
Corporate	13.1
Health	11.4
Transportation	10.5
Housing	8.5
Education	7.8
Tobacco	3.6

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	8.8%
2026	1.3
2027	4.4
2028	13.4
2029	6.7

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	17.4%
AA/Aa	40.7
A	23.5
BBB/Baa	5.3
BB/Ba	2.0
B	0.3
N/R(e)	10.8

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of January 31, 2025

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
Investment Objective
BlackRock MuniHoldings California Quality Fund, Inc.’s (MUC) (the “Trust”) investment objective is to provide shareholders with current income exempt from U.S. federal income taxes and California personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax) and California personal income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in investment grade municipal obligations with remaining maturities of one year or more at the time of investment. The municipal obligations in which the Trust primarily invests are either rated investment grade quality, or are considered by the Trust’s investment adviser to be of comparable quality, at the time of investment. The Trust may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Trust’s investment adviser to be of comparable quality, at the time of purchase. The Trust may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information
Symbol on New York Stock Exchange	MUC
Initial Offering Date	February 27, 1998
Yield on Closing Market Price as of January 31, 2025 ($10.85)(a)	5.92%
Tax Equivalent Yield(b)	12.90%
Current Monthly Distribution per Common Share(c)	$0.053500
Current Annualized Distribution per Common Share(c)	$0.642000
Leverage as of January 31, 2025(d)	37%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal and state tax rate of 54.1%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 10.85	$ 11.15	(2.69)%	$ 11.60	$ 10.55
Net Asset Value	12.20	12.59	(3.10)	12.86	11.99
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	(0.36)%	1.09%	(0.83)%	1.83%
Trust at Market Price(a)(b)	0.06	2.82	(1.14)	1.45
California Customized Reference Benchmark(c)	0.83	2.16	0.65	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The California Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond: California Exempt Total Return Index Unhedged (90%) and the California Bloomberg
Municipal Bond: High Yield (non-Investment Grade) Total Return Index (10%). The California Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to pause the process of cutting interest rates.
Trust Summary

Trust Summary as of January 31, 2025(continued)

BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
Holdings in the revenue sectors, especially transportation (airports) and pre-paid gas issues, were the largest contributors thanks to the combination of income and spread tightening. A and BBB rated bonds made the largest contribution due to their high weighting in the portfolio. High yield issues (those rated BBB and below, as well as non-rated securities), also contributed due to favorable returns from holdings in Puerto Rico sales tax bonds and the tobacco sector. The Fund’s use of leverage further aided performance by increasing portfolio income.
Positions in Los Angeles Department of Water and Power bonds posted negative returns due to the impact of the January 2025 wildfires, as did other debt connected to the issuer. The Fund’s use of U.S. Treasury futures to manage interest rate risk also detracted slightly. Income-focused housing sector issues detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
County/City/Special District/School District	23.6%
Transportation	21.2
Corporate	17.5
Education	10.4
State	9.2
Utilities	7.1
Housing	5.0
Health	3.8
Tobacco	2.2

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	1.8%
2026	3.4
2027	9.8
2028	14.5
2029	6.6

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	5.7%
AA/Aa	58.1
A	23.4
BBB/Baa	5.3
BB/Ba	0.1
CCC/Caa	0.1
N/R(e)	7.3

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Trust Summary as of January 31, 2025

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
Investment Objective
BlackRock MuniHoldings Quality Fund II, Inc.’s (MUE) (the “Trust”) investment objective is to provide shareholders with current income exempt from U.S. federal income taxes. The Trust seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The municipal obligations in which the Trust primarily invests are either rated investment grade quality, or are considered by the Trust’s investment adviser to be of comparable quality, at the time of investment. Under normal market conditions, the Trust invests at least 80% of its assets in municipal obligations with remaining maturities of one year or more at the time of investment. The Trust may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by the Trust’s investment adviser to be of comparable quality, at the time of purchase. The Trust may invest directly in securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information
Symbol on New York Stock Exchange	MUE
Initial Offering Date	February 26, 1999
Yield on Closing Market Price as of January 31, 2025 ($10.34)(a)	5.92%
Tax Equivalent Yield(b)	10.00%
Current Monthly Distribution per Common Share(c)	$0.051000
Current Annualized Distribution per Common Share(c)	$0.612000
Leverage as of January 31, 2025(d)	35%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance is not an indication of future results.
(b)
Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(d)
Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VMTP Shares and TOB
Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary
	01/31/25	07/31/24	Change	High	Low
Closing Market Price	$ 10.34	$ 10.45	(1.05)%	$ 10.92	$ 9.93
Net Asset Value	11.33	11.62	(2.50)	11.87	11.11
Performance
Returns for the period ended January 31, 2025 were as follows:
		Average Annual Total Returns
	6-month	1 Year	5 Years	10 Years
Trust at NAV(a)(b)	0.26%	2.97%	0.08%	2.16%
Trust at Market Price(a)(b)	1.75	10.53	0.07	1.95
National Customized Reference Benchmark(c)	1.12	2.62	0.90	N/A
Bloomberg Municipal Bond Index(d)	1.05	2.08	0.73	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The National Customized Reference Benchmark is comprised of the Bloomberg Municipal Bond Index Total Return Index Value Unhedged (90%) and the Bloomberg Municipal
Bond: High Yield (non-Investment Grade) Total Return Index (10%). The National Customized Reference Benchmark commenced on September 30, 2016.

(d)	An unmanaged index that tracks the U.S. long term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, pre-refunded bonds, and insured bonds.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of blackrock.com.
The following discussion relates to the Trust’s absolute performance based on NAV:
Income contributed to the Fund’s return during the reporting period, but the benefit was largely offset by the impact of falling prices. The bond market faced headwinds from concerns that robust economic growth and sticky inflation would prompt the U.S. Federal Reserve to slow the pace of its interest rate cuts.
Trust Summary

Trust Summary as of January 31, 2025(continued)

BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
At the sector level, transportation, corporate-backed and tax-backed securities were the leading contributors to absolute performance. In terms of rating categories, A rated issues were the largest contributors, followed closely by BBBs. Holdings in longer-term bonds with maturities of 10 to 25 years also benefited performance due to their higher yields.
On the other hand, positions in the healthcare sector detracted due primarily to weakness in an individual security. Holdings in discount-coupon and zero-coupon bonds also posted losses, as did those with maturities of 25 years and longer. The Fund’s use of U.S. Treasury futures to manage interest rate risk detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

SECTOR ALLOCATION
Sector(a)	Percent of Total Investments(b)
Transportation	28.9%
Health	16.3
State	12.5
Corporate	11.6
County/City/Special District/School District	9.7
Education	7.1
Housing	6.2
Utilities	6.2
Tobacco	1.5

CALL/MATURITY SCHEDULE
Calendar Year Ended December 31,(c)	Percent of Total Investments(b)
2025	10.6%
2026	2.4
2027	7.2
2028	8.9
2029	5.4

CREDIT QUALITY ALLOCATION
Credit Rating(d)	Percent of Total Investments(b)
AAA/Aaa	3.4%
AA/Aa	52.4
A	24.4
BBB/Baa	7.5
BB/Ba	1.6
B	0.3
N/R(e)	10.4

(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
(b)	Excludes short-term securities.
(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
(d)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2025, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1.0% of total investments.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2025
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 128.4%
Corporate(a) — 22.2%
California Community Choice Financing Authority, RB
Sustainability Bonds, 5.00%, 07/01/53	$12,000	$ 12,635,043
Sustainability Bonds, 5.00%, 12/01/53	6,020	6,314,152
Sustainability Bonds, 5.50%, 10/01/54	10,005	10,911,315
Series A-1, Sustainability Bonds, 4.00%, 05/01/53	15,000	15,127,817
Series B, Sustainability Bonds, 5.00%, 01/01/55	16,500	17,433,012
Series E, Sustainability Bonds, 5.00%, 02/01/55	2,610	2,796,290
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	4,545	4,826,759
Series F, Sustainability Bonds, 5.00%, 02/01/55	10,210	10,939,109
Series G, Sustainability Bonds, 5.00%, 11/01/55	2,500	2,632,046
		83,615,543
County/City/Special District/School District — 37.7%
Anaheim City School District, Refunding GO, 4.00%, 08/01/38	7,000	7,029,659
California Municipal Finance Authority, ST, Series A, 5.13%, 09/01/59	305	307,971
California Statewide Communities Development Authority, SAB, Series B, 5.00%, 09/02/52	565	548,027
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	6,925	7,654,676
Chino Valley Unified School District, GO, Series B, 4.00%, 08/01/45	7,000	6,989,438
City & County of San Francisco California, Refunding COP, Class A, Sustainability Bonds, 4.00%, 04/01/40	6,635	6,680,335
City of Sacramento California Transient Occupancy Tax Revenue, RB, Series A, Convertible, 5.00%, 06/01/43	1,570	1,619,371
Cupertino Union School District, GO, Series C, Election 2012, 4.00%, 08/01/40	4,000	4,008,803
Dublin Unified School District, GO, Series B, Election 2020, 4.00%, 08/01/45	6,625	6,696,404
Escondido Union School District, GO, Series B, Election 2014, 4.00%, 08/01/47	2,500	2,420,517
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5, GO, Series B, Election 2014, 4.25%, 10/01/41	8,790	8,808,293
Foothill-De Anza Community College District, Refunding GO, 4.00%, 08/01/40	5,970	5,992,049
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	3,685	3,685,001
Garden Grove Unified School District, GO, Election 2016, 4.00%, 08/01/45	1,320	1,304,650
Grossmont Union High School District, GO, Series I-2, 4.00%, 08/01/44	5,115	5,112,903
Mount San Antonio Community College District, GO, Series D, Election 2018, 4.00%, 08/01/49	3,500	3,506,442
Mount San Antonio Community College District, Refunding GO, Series 2018-A, Election 2018, 4.00%, 08/01/49	8,000	8,018,984
Mount San Jacinto Community College District, GO, Series B, Election 2014, 4.00%, 08/01/43	2,000	2,016,474
Napa Valley Unified School District, GO, Series A, Election 2016, 4.00%, 08/01/38	2,925	2,930,104
North Orange County Community College District, GO, Series B, Election 2014, 4.00%, 08/01/44	2,680	2,704,507
Novato Unified School District, GO, Series A, 4.00%, 08/01/41	4,385	4,404,484
Peralta Community College District, Refunding GO, Series A, 4.00%, 08/01/32	3,000	3,001,005
Security	Par (000)	Value
County/City/Special District/School District (continued)
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	$5,000	$ 5,092,707
San Bernardino City Unified School District, GO, Series D, Election 2012, (AGM), 4.00%, 08/01/42	1,210	1,201,019
San Diego Community College District, GO, Series A-1, 4.00%, 08/01/50	5,000	4,951,276
San Diego Unified School District, GO
Series L, 4.00%, 07/01/44	4,035	4,035,225
Series O-2, Election 2008, 5.00%, 07/01/49	2,375	2,580,238
Series A-3, Sustainability Bonds, 5.00%, 07/01/48	3,000	3,262,030
San Jose Evergreen Community College District, GO, Series C, Election 2016, 4.00%, 09/01/45	3,740	3,729,242
San Lorenzo Unified School District, GO, 4.00%, 08/01/41	345	346,121
San Mateo Foster City Public Financing Authority, RB, 4.00%, 05/01/45	1,750	1,751,018
San Mateo Joint Powers Financing Authority, RB, Series A, 5.00%, 07/15/43	1,965	2,058,185
Santa Clara County Financing Authority, RB, Series A, 4.00%, 05/01/45	3,575	3,558,076
Santa Clara Unified School District, GO, Election 2014, 4.00%, 07/01/41	5,000	5,015,850
West Valley-Mission Community College District, GO
Series A, 4.00%, 08/01/44	4,000	4,004,327
Series B, Election 2012, 4.00%, 08/01/40	4,775	4,779,520
		141,804,931
Education — 3.3%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	540	553,281
California Municipal Finance Authority, Refunding RB(b)
5.00%, 08/01/39	325	298,893
5.00%, 08/01/48	510	436,923
California School Finance Authority, RB, Series A, 5.00%, 06/01/58(b)	2,120	2,079,110
California School Finance Authority, Refunding RB(b)
Sustainability Bonds, 5.50%, 08/01/43	130	136,452
Sustainability Bonds, 5.50%, 08/01/47	125	129,740
University of California, RB, Series AV, 5.00%, 05/15/47	8,440	8,661,694
		12,296,093
Health — 13.0%
California Health Facilities Financing Authority, RB
5.00%, 11/15/42	1,000	1,038,549
Series A, 4.00%, 11/15/42	2,000	1,990,296
Series A, 5.00%, 11/15/48	6,190	6,309,159
Series A, 5.25%, 12/01/49	2,000	2,173,843
California Health Facilities Financing Authority, Refunding RB
Series A, 4.00%, 08/15/40	1,350	1,378,852
Series A, 4.00%, 04/01/44	1,000	967,230
Series A, 5.00%, 11/15/48	7,195	7,333,506
Series A, 5.00%, 08/15/51	7,170	7,606,891
Series A-2, 4.00%, 11/01/44	13,580	13,362,660
California Public Finance Authority, RB, Series A, 6.50%, 06/01/54(b)	2,740	2,720,951
California Statewide Communities Development Authority, Refunding RB, 5.00%, 10/01/45	1,860	1,837,075
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	2,000	2,145,076
		48,864,088
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housing — 1.9%
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	$1	$ 682
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Mezzanine Lien, 4.00%, 05/01/57	1,840	1,323,162
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	1,095	714,202
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 3.93%, 07/20/39(a)	5,331	5,171,701
		7,209,747
Tobacco — 5.7%
California County Tobacco Securitization Agency, Refunding RB, Series A, 4.00%, 06/01/49	1,000	913,910
California County Tobacco Securitization Agency, Refunding RB, CAB(c)
0.00%, 06/01/55	2,425	525,287
Series B-2, Subordinate, 0.00%, 06/01/55	1,755	355,790
Golden State Tobacco Securitization Corp., Refunding RB, Series B, 5.00%, 06/01/51	12,675	13,048,564
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	4,730	553,836
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	6,000	6,119,482
		21,516,869
Transportation — 26.4%
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	1,480	1,524,515
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	5,000	5,100,863
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	1,480	1,517,940
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.25%, 05/15/48	1,990	2,038,030
Series B, AMT, 5.00%, 05/15/36	1,090	1,099,445
Series B, AMT, 5.00%, 05/15/41	6,000	6,052,585
Series B, AMT, 5.00%, 05/15/46	7,860	7,898,303
Series C, AMT, Subordinate, 5.00%, 05/15/44	3,130	3,184,341
AMT, Sustainability Bonds, 4.00%, 05/15/47	2,000	1,929,433
AMT, Sustainability Bonds, 5.25%, 05/15/47	3,900	4,141,621
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.50%, 05/15/40	3,490	3,843,510
AMT, 5.00%, 05/15/43	1,250	1,269,494
AMT, 5.50%, 05/15/47	4,250	4,586,966
AMT, 5.00%, 05/15/48	1,500	1,525,459
Series S, AMT, 5.00%, 05/15/40	4,450	4,725,999
AMT, Subordinate, 5.00%, 05/15/46	1,365	1,426,702
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	1,000	1,032,695
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/37	1,280	1,309,232
Series A, AMT, 5.00%, 03/01/41	2,000	2,035,904
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	6,890	7,243,496
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
2nd Series, Class A, AMT, 5.25%, 05/01/44	7,500	8,111,157
Series A, AMT, 5.00%, 05/01/49	6,405	6,494,970
Security	Par (000)	Value
Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
Series B, AMT, 5.00%, 05/01/41	$3,365	$ 3,379,439
Series D, AMT, 5.00%, 05/01/43	6,130	6,225,577
Series E, AMT, 5.00%, 05/01/45	1,000	1,023,776
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series C, AMT, 5.75%, 05/01/48	9,600	10,552,515
		99,273,967
Utilities — 18.2%
California Infrastructure & Economic Development Bank, RB, Series A, 5.25%, 07/01/49	3,250	3,431,629
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)	10,535	11,455,198
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 4.00%, 11/01/39	5,120	5,123,764
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	2,310	2,460,892
East Bay Municipal Utility District Water System Revenue, RB, Series A, Sustainability Bonds, 4.00%, 06/01/45	1,730	1,738,127
Mountain House Public Financing Authority, RB, Series A, Sustainability Bonds, (BAM), 4.00%, 12/01/45	2,720	2,736,666
Orange County Water District, Refunding RB, Series A, 4.00%, 08/15/41	1,100	1,111,539
Sacramento Municipal Utility District, Refunding RB, Series H, Sustainability Bonds, 4.00%, 08/15/45	30,015	30,126,123
San Mateo Foster City Public Financing Authority, RB, 4.00%, 08/01/44	10,485	10,505,497
		68,689,435
Total Municipal Bonds in California		483,270,673
Puerto Rico — 4.4%
State — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,845	2,781,997
Series A-1, Restructured, 5.00%, 07/01/58	9,464	9,434,969
Series A-2, Restructured, 4.78%, 07/01/58	2,530	2,494,282
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	5,420	1,776,516
Total Municipal Bonds in Puerto Rico		16,487,764
Total Municipal Bonds — 132.8% (Cost: $489,615,803)		499,758,437
Municipal Bonds Transferred to Tender Option Bond Trusts(d)
California — 21.1%
County/City/Special District/School District — 8.8%
Clovis Unified School District, GO, Election 2020, Series B, 5.00%, 08/01/47	10,000	10,565,534
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Refunding RB, Sustainability Bonds, Series A, 5.00%, 07/01/44	11,200	11,698,064
Los Angeles Unified School District, GO, Sustainability Bonds, Series QRR, 5.25%, 07/01/47	10,000	10,990,327
		33,253,925

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health — 4.5%
Regents of the University of California Medical Center Pooled Revenue, RB, Series P, 5.00%, 05/15/47	$15,625	$ 16,758,401
Transportation — 4.5%
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, AMT, Series A, 5.00%, 05/01/47	16,735	16,912,826
Utilities — 3.3%
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Sustainability Bonds, Series A, 4.00%, 10/01/49	12,790	12,275,468
Total Municipal Bonds in California		79,200,620
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.1% (Cost: $79,304,872)		79,200,620
Total Long-Term Investments — 153.9% (Cost: $568,920,675)		578,959,057

	Shares
Short-Term Securities
	Money Market Funds — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(e)(f)	558,215	558,271
	Total Short-Term Securities — 0.1% (Cost: $558,271)	558,271
	Total Investments — 154.0% (Cost: $569,478,946)	579,517,328
	Other Assets Less Liabilities — 1.7%	6,250,472
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.2)%	(38,448,842)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.5)%	(171,087,360)
	Net Assets Applicable to Common Shares — 100.0%	$ 376,231,598

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(e)	Affiliate of the Trust.
(f)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 3,869,643	$ —	$ (3,311,372)(a)	$ —	$ —	$ 558,271	558,215	$ 90,397	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock California Municipal Income Trust (BFZ)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	102	03/20/25	$ 11,116	$ (169,082)
U.S. Long Bond	88	03/20/25	10,035	(242,131)
5-Year U.S. Treasury Note	111	03/31/25	11,826	(125,889)
				$ (537,102)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 537,102	$ —	$ 537,102

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (81,884)	$ —	$ (81,884)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (537,102)	$ —	$ (537,102)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$— (a)
Average notional value of contracts — short	16,488,496

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 499,758,437	$ —	$ 499,758,437
Municipal Bonds Transferred to Tender Option Bond Trusts	—	79,200,620	—	79,200,620

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock California Municipal Income Trust (BFZ)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 558,271	$ —	$ —	$ 558,271
	$558,271	$578,959,057	$—	$579,517,328
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (537,102)	$ —	$ —	$ (537,102)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(38,179,992)	$—	$(38,179,992)
VRDP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)
	$—	$(209,479,992)	$—	$(209,479,992)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 9.0%
Alabama Economic Settlement Authority, RB, Series A, 4.00%, 09/15/33	$5,000	$ 5,015,291
Alabama Public School and College Authority, Refunding RB, Series A, Sustainability Bonds, 5.00%, 11/01/30	11,900	13,221,919
Alabama Special Care Facilities Financing Authority- Birmingham Alabama, Refunding RB, 5.00%, 06/01/30	10,000	10,049,932
Birmingham-Jefferson Civic Center Authority, ST
Series A, 5.00%, 07/01/31	1,100	1,165,909
Series A, 5.00%, 07/01/32	1,150	1,218,020
Series A, 5.00%, 07/01/33	1,600	1,692,899
Black Belt Energy Gas District, RB(a)
4.00%, 10/01/52	12,025	12,064,015
Series A, 5.25%, 01/01/54	10,000	10,646,266
Series A, 5.25%, 05/01/55	2,005	2,129,866
Series A-1, 4.00%, 12/01/49	900	901,155
Series D, 5.00%, 03/01/55	6,245	6,662,734
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	8,930	9,019,226
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.00%, 10/01/26	935	960,605
5.00%, 10/01/30	2,500	2,706,732
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	3,095	3,321,422
Homewood Educational Building Authority, Refunding RB
5.00%, 12/01/33	1,010	1,019,703
5.00%, 12/01/34	1,380	1,390,813
Hoover Industrial Development Board, RB, AMT, Sustainability Bonds, 6.38%, 11/01/50(a)	1,965	2,169,382
Lower Alabama Gas District, RB, 4.00%, 12/01/50(a)	10,000	10,029,524
Orange Beach Water Sewer & Fire Protection Authority, RB, 4.00%, 05/15/30	510	531,351
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	1,230	1,289,260
Series A-2, 5.34%, 01/01/53	30,265	30,799,410
Series B-1, 5.00%, 05/01/53	9,375	9,729,380
University of South Alabama, Refunding RB
(AGM), 5.00%, 11/01/29	1,105	1,137,259
(AGM), 5.00%, 11/01/30	2,000	2,056,701
		140,928,774
Arizona — 1.8%
Arizona Industrial Development Authority, RB(b)
4.00%, 07/01/29	530	507,999
4.50%, 07/01/29	690	678,857
Series A, 4.00%, 07/01/29	3,660	3,529,119
Sustainability Bonds, 4.00%, 07/01/30	485	467,226
Arizona Sports & Tourism Authority, Refunding RB, Senior Lien, (BAM), 5.00%, 07/01/30	7,000	7,673,916
Chandler Industrial Development Authority, RB, AMT, 4.10%, 12/01/37(a)	3,570	3,576,412
Security	Par (000)	Value
Arizona (continued)
Maricopa County Industrial Development Authority, Refunding RB
4.00%, 07/01/29(b)	$855	$ 844,164
5.00%, 01/01/31	10,000	10,318,562
		27,596,255
California — 12.0%
Alameda Corridor Transportation Authority, Refunding RB, Series A, Sub Lien, (AMBAC), 0.00%, 10/01/30(c)	10,530	8,455,592
Bay Area Toll Authority, RB, Class A, 3.50%, 04/01/36(a)	3,000	3,000,393
Bay Area Toll Authority, Refunding RB, Series E, 2.66%, 04/01/56(a)	3,250	3,224,744
California Community Choice Financing Authority, RB(a)
Sustainability Bonds, 4.87%, 12/01/53	6,750	6,861,944
Sustainability Bonds, 5.50%, 10/01/54	2,485	2,710,107
Series A, Sustainability Bonds, 4.00%, 10/01/52	8,650	8,697,150
Series E-2, Sustainability Bonds, 4.59%, 02/01/54	9,780	9,778,440
Series G, Sustainability Bonds, 5.25%, 11/01/54	1,785	1,900,246
California Health Facilities Financing Authority, RB
Series A, 5.00%, 11/15/32	1,600	1,683,545
Series A, 5.00%, 11/15/33	1,855	1,949,541
California Housing Finance Agency, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	3,534	3,378,120
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/33	4,000	4,114,580
California Municipal Finance Authority, RB, Series A, AMT, 4.00%, 07/15/29	1,000	987,796
California Municipal Finance Authority, Refunding RB
Series A, 5.00%, 07/01/30	1,200	1,235,118
Series A, 5.00%, 07/01/31	1,050	1,078,998
California Pollution Control Financing Authority, RB, Series A, AMT, 4.25%, 11/01/38(a)	8,350	8,519,651
California School Finance Authority, RB(b)
5.00%, 06/01/30	565	528,608
Series A, 5.00%, 06/01/29	260	260,394
Series A, 4.00%, 06/01/31	240	225,769
Series A, 5.00%, 06/01/32	1,055	1,067,078
City of Long Beach California Harbor Revenue, ARB
Series A, AMT, 5.00%, 05/15/31	1,200	1,241,905
Series A, AMT, 5.00%, 05/15/32	1,800	1,859,850
Series A, AMT, 5.00%, 05/15/33	675	696,572
Series A, AMT, 5.00%, 05/15/34	1,650	1,697,454
City of Los Angeles California, RB, 5.00%, 06/26/25	3,700	3,723,392
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/30	18,250	19,606,957
Compton Unified School District, GO, CAB(c)
Series B, (BAM), 0.00%, 06/01/33	1,000	716,184
Series B, (BAM), 0.00%, 06/01/34	1,125	768,786
Series B, (BAM), 0.00%, 06/01/35	1,000	651,418
Series B, (BAM), 0.00%, 06/01/36	1,000	626,438
El Camino Community College District Fountation, GO, CAB(c)
Series C, Election 2002, 0.00%, 08/01/30	9,090	7,736,175
Series C, Election 2002, 0.00%, 08/01/31	12,465	10,259,066
Series C, Election 2002, 0.00%, 08/01/32	17,435	13,846,251
Los Angeles Unified School District, GO
Series A, Election 2008, 4.00%, 07/01/33	3,000	3,006,438
Series A, Election 2008, 4.00%, 07/01/35	5,000	5,013,784

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Monterey Peninsula Community College District, Refunding GO, CAB(c)
0.00%, 08/01/30	$3,500	$ 2,853,803
0.00%, 08/01/31	5,940	4,639,201
M-S-R Energy Authority, RB, Series C, 6.13%, 11/01/29	1,855	1,994,264
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/30	500	516,023
Series A, AMT, 5.00%, 03/01/31	1,500	1,546,559
Series A, AMT, 5.00%, 03/01/32	1,000	1,030,006
Series A, AMT, 5.00%, 03/01/33	975	1,003,313
Series A, AMT, 5.00%, 03/01/34	1,250	1,285,166
Series A, AMT, 5.00%, 03/01/35	2,000	2,052,582
Poway Unified School District, GO(c)
Series 1-A, Election 2008, 0.00%, 08/01/30	10,000	8,427,322
Series 1-A, Election 2008, 0.00%, 08/01/32	12,500	9,635,449
San Diego County Regional Airport Authority, ARB, Sub-Series B, AMT, 5.00%, 07/01/33	1,000	1,031,862
San Rafael City Elementary School District, GO, Series C, Election 2002, (NPFGC), 0.00%, 08/01/30(c)	6,350	5,351,025
Washington Township Health Care District, Refunding RB, Series B, 3.00%, 07/01/28	750	721,006
Wiseburn School District, GO, Series A, Election 2007, (NPFGC), 0.00%, 08/01/30(c)	7,505	6,324,705
		189,520,770
Colorado — 4.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 5.00%, 12/01/30	12,780	13,648,178
Series A, AMT, 5.00%, 12/01/33	25,000	25,857,580
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB, Series A-2, 0.00%, 08/01/30(c)	1,000	806,079
City & County of Denver Colorado, Refunding RB, AMT, 5.00%, 10/01/32	2,500	2,500,577
Colorado Educational & Cultural Facilities Authority, Refunding RB, 4.00%, 12/01/30(b)	920	884,953
Colorado Health Facilities Authority, RB
5.00%, 11/01/30	1,000	1,088,004
Series B, 2.63%, 05/15/29	2,100	2,012,173
Series D, 2.80%, 05/15/61(a)	7,000	6,951,952
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/37	3,000	3,004,184
E-470 Public Highway Authority, Refunding RB, Series B, 3.67%, 09/01/39(a)	3,160	3,163,514
Park Creek Metropolitan District, Refunding RB
Series A, 5.00%, 12/01/27	1,500	1,517,574
Series A, 5.00%, 12/01/28	1,500	1,517,008
Series A, 5.00%, 12/01/30	1,350	1,364,037
Series A, 5.00%, 12/01/31	1,500	1,514,653
Plaza Metropolitan District No. 1, Refunding TA, 4.20%, 12/01/25(b)	5,280	5,280,403
		71,110,869
Connecticut — 0.7%
Capital Region Development Authority, Refunding RB, (SAP), 5.00%, 06/15/31	1,125	1,191,527
Connecticut State Health & Educational Facilities Authority, RB, Series A, 5.00%, 01/01/30(b)	305	298,864
Security	Par (000)	Value
Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Refunding RB
Series G-1, 5.00%, 07/01/27(b)	$225	$ 225,624
Series G-1, 5.00%, 07/01/28(b)	300	300,594
Series G-1, 5.00%, 07/01/29(b)	300	299,915
Series G-1, 5.00%, 07/01/30(b)	300	298,749
Series G-1, 5.00%, 07/01/32(b)	425	421,352
Series G-1, 5.00%, 07/01/34(b)	355	350,423
Series I-1, 5.00%, 07/01/35	400	415,667
State of Connecticut, GO, Series A, 5.00%, 04/15/33	7,000	7,393,784
		11,196,499
Delaware — 0.9%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/25	805	809,326
Series A, 5.00%, 07/01/26	850	863,585
Series A, 5.00%, 07/01/27	890	910,780
Series A, 5.00%, 07/01/28	935	959,415
Delaware State Economic Development Authority, Refunding RB(a)
Series A, 1.25%, 10/01/45	6,035	5,913,399
Series B, 1.25%, 10/01/40	500	491,080
Delaware State Health Facilities Authority, RB, 4.00%, 06/01/35	1,370	1,314,288
Delaware Transportation Authority, Refunding RB, 5.00%, 09/01/30	2,000	2,197,418
		13,459,291
District of Columbia — 0.8%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	12,325	13,203,496
Florida — 8.3%
Capital Projects Finance Authority, RB, Series A-1, 5.00%, 10/01/30	1,000	1,037,940
Capital Trust Agency, Inc., RB(b)
Series A, 4.00%, 06/15/29	1,195	1,156,731
Series A-1, 3.38%, 07/01/31	1,635	1,527,602
City of Lakeland Florida, Refunding RB, 5.00%, 11/15/30	3,750	3,854,185
City Of South Miami Health Facilities Authority, Inc., Refunding RB
5.00%, 08/15/30	3,245	3,357,218
5.00%, 08/15/31	3,130	3,238,422
5.00%, 08/15/34	6,475	6,700,203
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/30	4,285	4,538,090
County of Miami-Dade Florida Water & Sewer System Revenue, RB, 5.00%, 10/01/27	5,000	5,252,032
County of Miami-Dade Florida, Refunding RB, Series B, 4.00%, 04/01/32	6,690	6,737,062
County of St. Johns Florida Water & Sewer Revenue, Refunding RB, CAB(c)
Series B, 0.00%, 06/01/30	2,000	1,687,535
Series B, 0.00%, 06/01/31	1,295	1,053,108
Series B, 0.00%, 06/01/32	2,495	1,951,838
Double Branch Community Development District, Refunding SAB, Series A-1, Senior Lien, 4.13%, 05/01/31	1,200	1,200,579
East Nassau Stewardship District, SAB, Series 2024, 5.25%, 05/01/29	3,365	3,366,893
Florida Development Finance Corp., RB
AMT, 5.00%, 05/01/29(b)	1,500	1,519,172
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Florida Development Finance Corp., RB (continued)
AMT, 3.00%, 06/01/32	$2,665	$ 2,409,987
Florida Development Finance Corp., Refunding RB
4.00%, 06/01/25(b)	100	99,937
4.00%, 06/01/26(b)	110	109,524
4.00%, 09/15/30(b)	470	449,919
AMT, 5.00%, 07/01/34	2,500	2,540,646
AMT, (AGM), 5.00%, 07/01/44	4,685	4,837,949
Hillsborough County Aviation Authority, ARB
AMT, 5.00%, 10/01/30	2,325	2,479,577
Class B, AMT, 5.00%, 10/01/30	9,145	9,753,002
Lakewood Ranch Stewardship District, Refunding SAB, 3.20%, 05/01/30(b)	540	519,729
Lakewood Ranch Stewardship District, SAB, 5.40%, 05/01/28	990	1,008,535
Lakewood Ranch Stewardship District, SAB, S/F Housing, 3.40%, 05/01/30	375	363,530
Lee County Industrial Development Authority, RB, Series B-3, 4.13%, 11/15/29	3,415	3,395,228
LT Ranch Community Development District, SAB, 3.40%, 05/01/30	985	953,964
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/30	1,000	1,001,029
Orange County Convention Center/Orlando, Refunding RB, 5.00%, 10/01/30	11,470	12,705,409
Palm Beach County Health Facilities Authority, Refunding RB, 5.00%, 11/15/32	19,920	20,285,249
Sarasota National Community Development District, Refunding SAB, 3.50%, 05/01/31	1,000	955,752
School Board of Miami-Dade County, Refunding COP, Series A, 5.00%, 05/01/32	9,000	9,164,477
St. Johns County Industrial Development Authority, Refunding RB
4.00%, 12/15/25	180	179,376
4.00%, 12/15/28	200	195,088
4.00%, 12/15/29	215	207,706
4.00%, 12/15/30	195	186,728
4.00%, 12/15/31	205	194,674
Tolomato Community Development District, Refunding SAB, Sub-Series A-2, 3.85%, 05/01/29	520	514,076
Village Community Development District No. 15, SAB, 4.25%, 05/01/28(b)	725	732,149
Village Community Development District No. 5, Refunding SAB
3.50%, 05/01/28	3,635	3,636,254
4.00%, 05/01/33	845	842,708
4.00%, 05/01/34	1,905	1,902,504
		129,803,316
Georgia — 6.7%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/29	4,150	4,390,324
DeKalb County Housing Authority, RB, M/F Housing, Series A, 4.00%, 12/01/33	6,870	6,689,599
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,460	1,433,742
Georgia Ports Authority, ARB, 5.00%, 07/01/30	1,175	1,297,263
Main Street Natural Gas, Inc., RB
Series A, 5.00%, 05/15/29	1,250	1,308,423
Series A, 5.00%, 05/15/30	8,000	8,339,525
Series A, 4.00%, 07/01/52(a)	3,500	3,538,823
Series A, 4.00%, 09/01/52(a)	15,000	14,987,789
Security	Par (000)	Value
Georgia (continued)
Main Street Natural Gas, Inc., RB (continued)
Series A, 5.00%, 06/01/53(a)	$11,185	$ 11,749,961
Series B, 5.00%, 12/01/52(a)	20,190	20,975,265
Series C, 4.00%, 05/01/52(a)	5,360	5,361,537
Main Street Natural Gas, Inc., Refunding RB, Series E-1, 5.00%, 12/01/53(a)	9,865	10,508,159
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/34	8,000	8,384,591
Municipal Electric Authority of Georgia, Refunding RB
5.00%, 01/01/29	2,000	2,137,509
5.00%, 01/01/30	1,905	2,063,498
Series A-R, Subordinate, 5.00%, 01/01/29	1,200	1,282,506
Series A-R, Subordinate, 5.00%, 01/01/30	1,250	1,354,001
		105,802,515
Guam — 0.2%
Territory of Guam, Refunding RB
Series A, 5.00%, 11/01/30	500	528,067
Series F, 5.00%, 01/01/30	1,160	1,222,390
Series F, 5.00%, 01/01/31	1,250	1,326,238
		3,076,695
Idaho — 0.0%
Idaho Housing & Finance Association, RB, Series A, 4.63%, 07/01/29(b)	135	132,725
Illinois — 7.7%
Chicago Housing Authority, RB, M/F Housing
Series A, (HUD SEC 8), 5.00%, 01/01/33	3,000	3,104,429
Series A, (HUD SEC 8), 5.00%, 01/01/35	1,500	1,550,922
Chicago O’Hare International Airport, Refunding RB, Series B, Senior Lien, 5.00%, 01/01/33	6,000	6,173,736
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/26	3,000	3,075,952
City of Chicago Illinois, Refunding GO, Series B, 4.00%, 01/01/30	1,053	1,059,099
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 11/01/24	425	276,250
Series A, 5.00%, 11/01/26(d)(e)	460	356,874
Series A, 5.00%, 11/01/28(d)(e)	1,745	1,222,527
Series A, 5.00%, 11/01/29(d)(e)	1,840	1,282,848
Series A, 5.00%, 10/01/30	1,000	1,027,128
Series A, 5.00%, 11/01/30(d)(e)	1,935	1,355,796
Series A, 5.00%, 11/15/31	8,415	8,439,108
Series A, 4.00%, 10/01/32	1,000	1,006,806
Series A, 5.00%, 11/15/32	2,075	2,080,679
Series A, 4.00%, 02/01/33	12,850	12,855,931
Series A, 5.00%, 11/15/33	2,125	2,130,291
Series B, 5.00%, 08/15/30	3,205	3,301,905
Series B, 2.95%, 05/01/42(a)	1,750	1,752,383
Series C, 5.00%, 02/15/30	12,000	12,378,647
Illinois Municipal Electric Agency, Refunding RB
Series A, 5.00%, 02/01/31	3,000	3,020,680
Series A, 5.00%, 02/01/32	1,500	1,507,840
Illinois Sports Facilities Authority, RB, (AMBAC), 0.00%, 06/15/26(c)	2,345	2,231,823
Illinois State Toll Highway Authority, Refunding RB, Series A, 4.00%, 12/01/31	20,000	20,104,880
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, Refunding GO, Series A, 5.00%, 01/01/30	6,350	6,536,924
Metropolitan Pier & Exposition Authority, Refunding RB
5.00%, 12/15/28	1,200	1,254,342

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Metropolitan Pier & Exposition Authority, Refunding RB (continued)
5.00%, 12/15/30	$1,385	$ 1,444,646
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/30	10,000	10,803,204
State of Illinois, GO
Series A, 5.00%, 12/01/28	7,450	7,766,109
Series A, 5.00%, 03/01/32	1,500	1,630,872
Upper Illinois River Valley Development Authority, Refunding RB, 4.00%, 01/01/31(b)	255	244,372
		120,977,003
Indiana — 0.6%
Indiana Finance Authority, Refunding RB
Series A, 4.13%, 12/01/26	3,665	3,668,835
Series A, 5.00%, 09/15/29	1,165	1,210,546
Series A, 5.00%, 09/15/30	1,220	1,272,544
Series B, 2.55%, 03/01/39(a)	920	903,901
Northern Indiana Commuter Transportation District, RB
5.00%, 07/01/32	1,000	1,023,299
5.00%, 07/01/33	1,400	1,431,461
		9,510,586
Iowa — 1.6%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	23,930	24,384,887
Kansas — 0.1%
City of Manhattan Kansas, Refunding RB, Series A, 4.00%, 06/01/26	315	312,962
City of Shawnee Kansas, RB, 4.00%, 08/01/31(b)	500	468,033
Wyandotte County-Kansas City Unified Government Utility System Revenue, RB, Series A, 5.00%, 09/01/33	1,370	1,382,219
		2,163,214
Kentucky — 1.4%
Kentucky Public Energy Authority, RB(a)
Series A-1, 4.00%, 08/01/52	4,225	4,228,891
Series C-1, 4.00%, 12/01/49	7,500	7,511,741
Kentucky Public Transportation Infrastructure Authority, RB, CAB
0.00%, 07/01/30(c)	1,230	943,106
Convertible, 6.40%, 07/01/33(f)	1,500	1,740,548
Louisville/Jefferson County Metropolitan Government, Refunding RB, Series A, 5.00%, 10/01/32	7,300	7,458,418
		21,882,704
Louisiana — 1.3%
City of Ruston Louisiana Sales Tax Revenue, RB
(AGM), 5.00%, 06/01/29	1,060	1,082,891
(AGM), 5.00%, 06/01/30	1,000	1,020,916
(AGM), 5.00%, 06/01/31	1,020	1,040,497
(AGM), 5.00%, 06/01/32	1,225	1,248,617
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, 5.00%, 08/15/30	4,700	4,855,972
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, Series A, 2.00%, 06/01/30	1,250	1,140,888
Louisiana Public Facilities Authority, RB(b)
Series A, 5.00%, 06/01/29	585	584,433
Series A, 5.00%, 04/01/30	460	446,867
Series A, 5.00%, 06/01/31	500	488,280
Louisiana Public Facilities Authority, Refunding RB
5.00%, 05/15/29	1,235	1,253,366
Security	Par (000)	Value
Louisiana (continued)
Louisiana Public Facilities Authority, Refunding RB (continued)
5.00%, 05/15/30	$990	$ 1,004,061
3.00%, 05/15/31	2,225	2,088,526
5.00%, 05/15/32	1,485	1,502,316
5.00%, 05/15/33	2,175	2,200,317
		19,957,947
Maine — 0.2%
City of Portland Maine General Airport Revenue, Refunding RB
Sustainability Bonds, 5.00%, 01/01/33	695	739,622
Sustainability Bonds, 5.00%, 01/01/34	305	323,456
Sustainability Bonds, 4.00%, 01/01/35	1,000	1,002,830
Maine Turnpike Authority, RB
5.00%, 07/01/29	300	325,951
5.00%, 07/01/30	275	303,351
		2,695,210
Maryland — 1.8%
Anne Arundel County Consolidated Special Taxing District, ST, 4.90%, 07/01/30	1,315	1,315,824
City of Baltimore Maryland, Refunding RB, Convertible, 5.00%, 09/01/31	1,250	1,253,746
County of Prince George’s Maryland, TA, 5.00%, 07/01/30(b)	585	595,785
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/33	1,765	1,802,696
Maryland Health & Higher Educational Facilities Authority, Refunding RB
5.00%, 07/01/29	2,200	2,212,180
5.00%, 07/01/31	2,400	2,444,644
5.00%, 07/01/32	500	518,523
5.00%, 07/01/33	2,585	2,634,045
5.00%, 07/01/34	775	802,608
Series A, 5.00%, 01/01/31	2,865	2,914,314
Series A, 5.00%, 01/01/32	3,010	3,059,256
Series A, 5.00%, 01/01/33	3,165	3,211,388
State of Maryland, GO, Series 1, 3.00%, 03/15/34	5,000	4,751,599
		27,516,608
Massachusetts — 1.2%
Commonwealth of Massachusetts, GOL, Series I, 5.00%, 12/01/33	5,000	5,159,766
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series B, 5.25%, 07/01/30	1,900	2,080,208
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, CAB, Series A, 0.00%, 07/01/32(c)	4,000	3,060,147
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/33	1,070	1,091,302
Massachusetts Development Finance Agency, Refunding RB
Series A, 5.00%, 01/01/32	2,020	2,082,828
Series A, 5.00%, 01/01/33	1,500	1,543,649
Series A, 5.00%, 01/01/34	2,085	2,140,789
Series A, 5.00%, 01/01/35	2,000	2,048,668
		19,207,357
Michigan — 2.2%
City of Detroit Michigan, GO
5.00%, 04/01/26	735	748,970
5.00%, 04/01/27	580	599,457
5.00%, 04/01/28	665	696,154
5.00%, 04/01/29	665	692,034
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan (continued)
City of Detroit Michigan, GO (continued)
5.00%, 04/01/30	$510	$ 529,875
5.00%, 04/01/31	735	763,064
5.00%, 04/01/32	625	648,283
5.00%, 04/01/33	830	859,529
Michigan Finance Authority, Refunding RB, 3.00%, 04/15/47(a)	16,595	16,504,806
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 0.55%, 04/01/25	420	417,271
Michigan Strategic Fund, RB
AMT, 5.00%, 06/30/30	1,325	1,366,874
AMT, 5.00%, 12/31/32	2,000	2,061,686
AMT, Sustainability Bonds, 4.00%, 10/01/61(a)	3,690	3,678,156
Michigan Strategic Fund, Refunding RB, 5.00%, 11/15/29	1,260	1,302,784
Saginaw Valley State University, Refunding RB
Series A, 5.00%, 07/01/31	2,070	2,110,329
Series A, 5.00%, 07/01/32	1,430	1,456,667
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/30	800	891,174
		35,327,113
Minnesota — 0.5%
City of Spring Lake Park Minnesota, RB, 4.00%, 06/15/29	1,005	966,766
Minnesota Housing Finance Agency, RB, S/F Housing
Series L, AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.90%, 01/01/30	455	465,354
Series L, AMT, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.95%, 07/01/30	480	492,287
Sartell-St Stephen Independent School District No. 748, GO, CAB(c)
Series B, (SD CRED PROG), 0.00%, 02/01/30	3,915	3,223,648
Series B, (SD CRED PROG), 0.00%, 02/01/31	2,190	1,724,259
Series B, (SD CRED PROG), 0.00%, 02/01/32	1,450	1,089,173
		7,961,487
Mississippi — 1.2%
Mississippi Development Bank, Refunding RB
Series A, (AGM), 5.00%, 03/01/30	2,280	2,305,823
Series A, (AGM), 5.00%, 03/01/31	1,595	1,611,900
Series A, (AGM), 5.00%, 03/01/32	2,000	2,019,746
Series A, (AGM), 5.00%, 03/01/33	1,275	1,286,701
State of Mississippi Gaming Tax Revenue, RB, Series E, 5.00%, 10/15/33	12,225	12,325,881
		19,550,051
Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB
5.00%, 05/15/31	1,175	1,199,089
4.00%, 05/15/32	1,680	1,693,943
4.00%, 05/15/33	2,000	2,015,123
Series A, 5.00%, 02/01/30	485	516,291
Series A, 4.00%, 11/15/33	2,010	2,010,497
Industrial Development Authority of the City of St. Louis Missouri, Refunding RB, Series A, 3.88%, 11/15/29	730	686,262
St. Louis Land Clearance for Redevelopment Authority, Refunding RB, 3.88%, 10/01/35	345	314,241
		8,435,446
Security	Par (000)	Value
Montana — 0.6%
City of Forsyth Montana, Refunding RB, Series A, 3.90%, 03/01/31(a)	$10,050	$ 9,981,799
Nebraska — 1.0%
Central Plains Energy Project, Refunding RB, 4.00%, 12/01/49(a)	14,540	14,576,299
Elkhorn School District, GO
4.00%, 12/15/32	325	334,765
4.00%, 12/15/33	375	385,605
		15,296,669
Nevada — 0.4%
County of Clark Nevada, Refunding GOL, Series B, 4.00%, 11/01/34	5,000	5,035,611
State of Nevada Department of Business & Industry, RB
Series A, 5.00%, 07/15/27	220	221,331
Series A, 4.50%, 12/15/29(b)	365	358,949
		5,615,891
New Hampshire — 1.2%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	19,195	18,775,777
New Hampshire Business Finance Authority, Refunding RB
4.00%, 01/01/28	285	282,783
4.00%, 01/01/29	300	294,413
4.00%, 01/01/30	280	270,986
		19,623,959
New Jersey — 13.5%
Atlantic City Board of Education, Refunding GO, (AGM), 4.00%, 04/01/30	170	173,165
New Jersey Economic Development Authority, ARB
5.25%, 09/15/29	5,575	5,576,475
Series A, AMT, 5.63%, 11/15/30	1,740	1,741,653
Series B, AMT, 5.63%, 11/15/30	1,315	1,316,236
New Jersey Economic Development Authority, RB
Series A, 4.00%, 06/15/29(b)	435	423,953
Series A, 4.00%, 07/01/29	285	279,517
Series A, 5.00%, 06/15/32	4,500	4,710,221
Series C, 5.00%, 06/15/32	3,600	3,768,177
AMT, 5.00%, 01/01/28	4,705	4,709,920
Series QQQ, Sustainability Bonds, 5.00%, 06/15/30	600	658,437
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/28	1,000	1,031,915
5.00%, 01/01/29	1,595	1,658,188
(AGM), 5.00%, 06/01/30	1,500	1,544,814
(AGM), 5.00%, 06/01/31	1,750	1,800,328
(AGM), 4.00%, 06/01/32	2,125	2,118,165
Series MMM, 4.00%, 06/15/35	5,000	5,090,832
Sub-Series A, 4.00%, 07/01/32	9,855	9,691,716
Series A, AMT, 2.20%, 10/01/39(a)	4,000	3,547,656
New Jersey Economic Development Authority, Refunding SAB, 5.75%, 04/01/31	5,000	5,166,655
New Jersey Educational Facilities Authority, RB, Series A, 4.00%, 09/01/30	5,860	5,864,802
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/28	1,500	1,519,919

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority, Refunding RB (continued)
5.00%, 07/01/29	$4,150	$ 4,235,555
5.00%, 07/01/30	3,500	3,568,783
Series A, 5.00%, 07/01/30	11,245	11,529,575
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/25	5,500	5,566,000
Series 1A, AMT, 5.00%, 12/01/26	2,250	2,272,574
Series A, AMT, 4.00%, 12/01/32	395	396,337
Series A, AMT, 4.00%, 12/01/33	320	320,638
Series A, AMT, 4.00%, 12/01/34	160	158,955
Series A, AMT, 4.00%, 12/01/35	160	157,653
Series B, AMT, 5.00%, 12/01/30	10,000	10,599,380
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series A, AMT, 5.00%, 12/01/30	1,875	1,987,436
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	10,165	10,033,563
New Jersey Institute of Technology, RB, Series A, 5.00%, 07/01/31	3,385	3,406,762
New Jersey Transportation Trust Fund Authority, RB
Series BB, 5.00%, 12/15/28(g)	230	248,392
Series BB, 5.00%, 06/15/30	1,270	1,342,018
Series C, (NPFGC), 0.00%, 12/15/30(c)	35,000	28,668,875
Series CC, 5.00%, 06/15/30	1,530	1,679,015
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 06/15/30	6,600	6,744,420
Newark Housing Authority, Refunding RB, (NPFGC), 5.25%, 01/01/27	5,000	5,208,906
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/33	500	500,644
State of New Jersey, GO, Series A, 4.00%, 06/01/30	24,000	25,251,374
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/30	16,740	17,548,809
Series A, 5.00%, 06/01/32	8,270	8,665,782
		212,484,190
New Mexico — 0.8%
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	1,000,521
New Mexico Educational Assistance Foundation, RB
Series A-1, AMT, (GTD STD LNS), 3.75%, 09/01/31	100	99,549
Series A-1, AMT, (GTD STD LNS), 3.88%, 04/01/34	20	19,854
Series A-2, AMT, (GTD STD LNS), 3.80%, 11/01/32	100	99,292
Series A-2, AMT, (GTD STD LNS), 3.80%, 09/01/33	100	98,811
New Mexico Municipal Energy Acquisition Authority, Refunding RB, Series A, 5.00%, 11/01/39(a)	10,570	10,604,973
		11,923,000
New York — 6.6%
Genesee County Funding Corp., Refunding RB, Series A, 5.00%, 12/01/30	500	534,651
Hempstead Town Local Development Corp., Refunding RB
5.00%, 06/01/30	200	218,853
5.00%, 06/01/31	300	332,322
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, CAB, Series A, 0.00%, 11/15/30(c)	13,000	10,495,357
Metropolitan Transportation Authority, Refunding RB
2nd Sub Series, (AGM), 3.72%, 11/01/32(a)	2,875	2,879,601
Sub-Series C-1, Sustainability Bonds, 5.00%, 11/15/34	10,000	10,455,987
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Sub-Series B-1, 5.00%, 08/01/30	$4,980	$ 5,211,672
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 05/01/36	7,500	7,537,719
New York State Energy Research & Development Authority, Refunding RB, Series D, 3.50%, 10/01/29	5,000	4,876,018
New York State Environmental Facilities Corp., RB, AMT, 5.13%, 09/01/50(a)(b)	2,250	2,343,562
New York State Housing Finance Agency, RB, M/F Housing, Series A-2, Sustainability Bonds, 3.45%, 06/15/54(a)	5,580	5,684,443
New York Transportation Development Corp., ARB
AMT, 5.00%, 01/01/30	2,590	2,648,342
AMT, 5.00%, 01/01/31	7,595	7,796,547
Series A, AMT, 4.00%, 07/01/32	5,500	5,388,696
Series A, AMT, 4.00%, 07/01/33	6,000	5,839,600
New York Transportation Development Corp., RB
AMT, 4.00%, 10/01/30	13,140	13,016,459
AMT, 4.00%, 10/31/34	350	332,424
New York Transportation Development Corp., Refunding ARB, AMT, 3.00%, 08/01/31	2,775	2,585,493
New York Transportation Development Corp., Refunding RB
Series A, AMT, 5.00%, 12/01/28	350	365,385
Series A, AMT, 5.00%, 12/01/29	235	247,831
Series A, AMT, 5.00%, 12/01/30	250	262,344
Port Authority of New York & New Jersey, Refunding ARB
Series 223, AMT, 5.00%, 07/15/30	3,730	4,006,688
Series 246, AMT, 5.00%, 09/01/30	10,000	10,766,161
		103,826,155
North Carolina — 2.3%
City of Charlotte North Carolina, Refunding GO
Series A, 5.00%, 06/01/28	330	353,194
Series A, 5.00%, 06/01/29	350	381,018
Series A, 5.00%, 06/01/30	485	536,397
City of Raleigh North Carolina Combined Enterprise System Revenue, Refunding RB, Series A, 4.00%, 12/01/35	7,315	7,326,929
North Carolina Medical Care Commission, RB
4.00%, 09/01/33	355	344,293
4.00%, 09/01/34	185	178,433
Series A, 4.00%, 10/01/27	600	605,995
North Carolina Medical Care Commission, Refunding RB, 5.00%, 10/01/30	1,500	1,501,873
North Carolina Turnpike Authority, Refunding RB, CAB, Series C, (SAP), 0.00%, 07/01/30(c)	550	433,463
University of North Carolina at Chapel Hill, Refunding RB(a)
Series A, 3.57%, 12/01/34	7,000	6,991,930
Series A, 3.57%, 12/01/41	17,845	17,845,640
		36,499,165
Ohio — 1.1%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/31	460	446,752
Ohio Air Quality Development Authority, Refunding RB
3.25%, 09/01/29	4,450	4,333,658
4.00%, 09/01/30(a)	1,650	1,665,103
Series A, AMT, 4.25%, 11/01/39(a)	1,525	1,539,582
Ohio State University, RB, Class A, Sustainability Bonds, 5.00%, 12/01/30	3,320	3,698,370
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB
AMT, (AGM), 5.00%, 12/31/29	$1,625	$ 1,636,578
AMT, (AGM), 5.00%, 12/31/30	4,585	4,617,301
		17,937,344
Oklahoma — 0.6%
Oklahoma Capitol Improvement Authority, RB, Series B, 5.00%, 07/01/30	2,150	2,355,400
Tulsa Airports Improvement Trust, Refunding RB, AMT, 5.00%, 06/01/35(a)	6,750	6,788,898
		9,144,298
Oregon — 2.1%
Oregon Health & Science University, Refunding RB, Series B, 5.00%, 07/01/35	7,390	7,532,346
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(b)	17,000	17,175,695
Port of Morrow Oregon, Refunding GOL
Series A, 4.00%, 06/01/30	1,205	1,218,002
Series D, 4.00%, 12/01/30	880	891,331
State of Oregon Housing & Community Services Department, RB, M/F Housing, Class R, 4.00%, 01/10/48(a)	6,000	6,060,595
		32,877,969
Pennsylvania — 17.3%
Allegheny County Higher Education Building Authority, Refunding RB, 3.34%, 02/01/33(a)	7,250	7,113,839
Allegheny County Hospital Development Authority, RB, Series D2, 2.95%, 11/15/47(a)	5,205	5,138,269
Allegheny County Hospital Development Authority, Refunding RB
Series A, 5.00%, 04/01/31	3,075	3,195,153
Series A, 5.00%, 04/01/34	3,345	3,467,122
Series A, 5.00%, 04/01/35	1,000	1,033,986
Allentown City School District, Refunding GOL, Series B, (BAM SAW), 5.00%, 02/01/31	4,000	4,253,293
Allentown Neighborhood Improvement Zone Development Authority, RB(b)
5.00%, 05/01/28	675	679,870
5.00%, 05/01/32	9,310	9,398,749
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB
5.00%, 05/01/29	450	471,319
5.00%, 05/01/30	450	474,829
Chester County Health and Education Facilities Authority, Refunding RB
Series A, 5.00%, 12/01/30	2,180	1,957,391
Series A, 5.00%, 10/01/32	1,450	1,509,161
Chester County Industrial Development Authority, SAB, 4.38%, 03/01/28(b)	117	116,577
City of Philadelphia Pennsylvania Airport Revenue, Refunding RB, Series A, 5.00%, 07/01/30	5,000	5,526,554
City of Philadelphia Pennsylvania, Refunding GO
(AGM), 4.00%, 08/01/32	6,000	6,061,309
Series A, 5.00%, 08/01/30	4,500	4,677,915
Clarion County Industrial Development Authority, Refunding RB, AMT, 2.45%, 12/01/39(a)	4,200	3,906,807
Commonwealth Financing Authority, RB, 5.00%, 06/01/32	6,000	6,329,472
Commonwealth of Pennsylvania, GO, 1st Series, 5.00%, 08/15/30	7,500	8,310,491
Security	Par (000)	Value
Pennsylvania (continued)
Commonwealth of Pennsylvania, Refunding GO, Series 1, 4.00%, 01/01/30	$7,000	$ 7,105,143
Cumberland County Municipal Authority, Refunding RB
5.00%, 01/01/29	385	385,358
5.00%, 01/01/30	875	875,790
5.00%, 01/01/32	1,510	1,522,728
Dauphin County General Authority, Refunding RB, Series A, 4.00%, 06/01/31	2,275	2,302,766
East Hempfield Township Industrial Development Authority, RB, 5.00%, 07/01/25(g)	825	832,356
Geisinger Authority, Refunding RB
Series A-2, 5.00%, 02/15/32	4,000	4,126,707
Series A-2, 5.00%, 02/15/34	1,750	1,803,105
Lancaster County Hospital Authority, Refunding RB, 3.00%, 08/15/30	2,535	2,489,301
Lancaster Municipal Authority, Refunding RB
Series A, 5.00%, 05/01/29	190	199,916
Series A, 5.00%, 05/01/30	195	206,676
Latrobe Industrial Development Authority, Refunding RB, 5.00%, 03/01/30	150	155,878
Lehigh County Industrial Development Authority, Refunding RB, Series A, 3.00%, 09/01/29	13,500	13,448,162
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/35	1,735	1,741,713
4.00%, 09/01/36	1,500	1,500,721
Series A, 5.00%, 09/01/31	1,750	1,829,614
Series A, 5.00%, 09/01/32	1,315	1,373,150
Montgomery County Industrial Development Authority, Refunding RB
5.00%, 01/01/30	2,000	1,983,534
Series A, 4.10%, 04/01/53(a)	5,000	5,102,647
Northampton County General Purpose Authority, Refunding RB, 5.00%, 11/01/34	5,400	5,630,628
Pennsylvania Economic Development Financing Authority, RB
5.00%, 12/31/29	5,000	5,083,454
5.00%, 12/31/30	13,100	13,320,524
5.00%, 12/31/34	16,500	16,750,139
Series A-1, 5.00%, 04/15/30	2,500	2,725,629
Series A-1, 5.00%, 05/15/31	5,715	6,290,215
AMT, 5.00%, 12/31/29	3,750	3,875,543
AMT, 5.00%, 06/30/30	3,500	3,622,690
Pennsylvania Economic Development Financing Authority, Refunding RB, 5.00%, 03/15/31	4,500	4,617,491
Pennsylvania Higher Educational Facilities Authority, RB
Series AT-1, 5.00%, 06/15/26(g)	100	103,000
Series AT-1, 5.00%, 06/15/30	6,625	6,783,831
Series AT-1, 5.00%, 06/15/30(h)	1,185	1,216,976
Pennsylvania Higher Educational Facilities Authority, Refunding RB
5.00%, 05/01/30	425	431,115
5.00%, 05/01/31	1,275	1,292,307
5.00%, 05/01/32	1,750	1,772,431
5.00%, 05/01/33	3,320	3,360,049
5.00%, 05/01/35	1,000	1,008,494
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, Sustainability Bonds, 1.90%, 04/01/30	1,625	1,469,127
Series 137, Sustainability Bonds, 1.95%, 10/01/30	875	784,173

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, Refunding RB, Series 125A, AMT, 3.40%, 10/01/32	$8,890	$ 8,383,529
Pennsylvania Turnpike Commission, RB
Series B, 5.00%, 12/01/29	800	874,529
Series B, 5.00%, 12/01/30	620	687,325
Sub-Series B-1, 5.00%, 06/01/31	3,000	3,117,866
Sub-Series B-1, 5.00%, 06/01/32	4,075	4,230,079
Pennsylvania Turnpike Commission, Refunding RB
2nd Sub Series, 5.00%, 12/01/32	1,000	1,045,783
2nd Sub Series, 5.00%, 12/01/33	1,815	1,894,920
2nd Sub Series, 5.00%, 12/01/34	1,500	1,566,038
2nd Sub Series, 5.00%, 12/01/35	2,005	2,086,014
Philadelphia Authority for Industrial Development, RB, 4.00%, 06/15/29	260	251,125
Philadelphia Gas Works Co., RB, Series A, (AGM), 5.00%, 08/01/30	800	873,275
Philadelphia Gas Works Co., Refunding RB, Series 14-T, 5.00%, 10/01/30	425	436,164
Pittsburgh Water & Sewer Authority, RB, Series B, (AGM), 5.00%, 09/01/30	205	226,026
School District of Philadelphia, GOL
Series A, (SAW), 5.00%, 09/01/25	1,300	1,316,323
Series A, (SAW), 5.00%, 09/01/26	3,250	3,358,431
Series A, (SAW), 5.00%, 09/01/27	2,675	2,814,930
Series A, (SAW), 5.00%, 09/01/28	1,630	1,743,766
Series A, (SAW), 5.00%, 09/01/30	2,380	2,618,628
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 06/01/30	5,000	5,474,823
Wayne County Hospital & Health Facilities Authority, RB
Series A, (GTD), 5.00%, 07/01/31	460	477,121
Series A, (GTD), 4.00%, 07/01/33	440	441,285
West Cornwall Township Municipal Authority, Refunding RB
Series A, 4.00%, 11/15/27	130	131,781
Series A, 4.00%, 11/15/28	105	106,445
Series A, 4.00%, 11/15/29	140	139,533
Series A, 4.00%, 11/15/30	190	191,134
Series A, 4.00%, 11/15/31	200	200,651
Westmoreland County Municipal Authority, Refunding RB
(BAM), 5.00%, 08/15/27	1,500	1,514,068
(BAM), 5.00%, 08/15/31	5,000	5,202,530
(BAM), 5.00%, 08/15/32	17,945	18,663,390
		272,812,699
Puerto Rico — 5.4%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.63%, 07/01/29	1,534	1,652,327
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	14,055	12,011,908
Series A-1, Restructured, 0.00%, 07/01/31	38,523	30,403,694
Series A-1, Restructured, 0.00%, 07/01/33	43,149	31,313,416
Series B-1, Restructured, 0.00%, 07/01/31	5,755	4,504,159
Series B-1, Restructured, 0.00%, 07/01/33	6,477	4,664,113
		84,549,617
Rhode Island — 1.0%
Rhode Island Health and Educational Building Corp., Refunding RB, 5.00%, 05/15/30	1,500	1,526,986
Rhode Island Student Loan Authority, RB
Series A, AMT, 5.00%, 12/01/29	1,950	2,042,785
Security	Par (000)	Value
Rhode Island (continued)
Rhode Island Student Loan Authority, RB (continued)
Series A, AMT, 5.00%, 12/01/30	$1,300	$ 1,365,630
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/28	2,750	2,760,552
Series A, 5.00%, 06/01/29	4,500	4,517,486
Series A, 5.00%, 06/01/30	4,215	4,231,269
		16,444,708
South Carolina — 0.9%
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/35	10,000	10,372,279
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/31	2,800	3,063,308
		13,435,587
Tennessee — 1.6%
Chattanooga Health Educational & Housing Facility Board, Refunding RB, Series A, 4.00%, 08/01/36	2,000	2,003,386
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB
Class A, 5.00%, 07/01/29	10,000	10,768,533
Series A, 5.00%, 07/01/31	1,300	1,327,037
Tennergy Corp., RB, Series A, 4.00%, 12/01/51(a)	6,000	6,053,127
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	5,000	5,285,841
		25,437,924
Texas — 12.3%
Arlington Higher Education Finance Corp., RB, 4.00%, 06/15/31	2,705	2,537,600
Central Texas Regional Mobility Authority, RB, Series A, Senior Lien, 5.00%, 07/01/25(g)	4,275	4,311,318
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/30	2,000	2,140,583
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, Series C, 5.00%, 11/15/30	900	994,743
City of Houston Texas Airport System Revenue, ARB
Series B-1, AMT, 5.00%, 07/15/30	1,900	1,904,561
Series C, AMT, 5.00%, 07/15/28	3,000	3,073,393
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/33	7,000	7,357,741
AMT, 5.00%, 07/01/29	14,000	14,006,633
Series C, AMT, 5.00%, 07/15/27	5,150	5,243,980
Sub-Series A, AMT, 5.00%, 07/01/30	1,200	1,268,542
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B, 1st Lien, Subordinate, 5.00%, 11/15/34	7,315	7,503,378
Clifton Higher Education Finance Corp., Refunding RB
Series A, (PSF-GTD), 4.00%, 08/15/31	1,250	1,256,580
Series A, 3.95%, 12/01/32	1,495	1,414,595
County of Nueces Texas, Refunding GOL
4.00%, 02/15/33	1,165	1,194,145
4.00%, 02/15/35	725	736,897
Dallas Fort Worth International Airport, Refunding RB, 5.00%, 11/01/32	2,500	2,751,946
DeSoto Independent School District, Refunding GO, (PSF-GTD), 5.00%, 08/15/30	3,980	4,319,529
Harris County Cultural Education Facilities Finance Corp., RB
5.00%, 07/01/38	2,275	2,306,561
Series B, 5.75%, 01/01/28	460	460,532
Series B, 6.38%, 01/01/33	40	40,059
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Harris County Cultural Education Facilities Finance Corp., Refunding RB
Series A, 5.00%, 06/01/28	$950	$ 941,607
Series A, 5.00%, 01/01/33	600	600,210
Series A, 5.00%, 06/01/33	3,000	2,883,972
Love Field Airport Modernization Corp., ARB, AMT, 5.00%, 11/01/26	430	442,070
Matagorda County Navigation District No. 1, Refunding RB
Series A, (AMBAC), 4.40%, 05/01/30	18,885	19,768,118
Series B, (AMBAC), 4.55%, 05/01/30	12,055	12,539,634
Series B-2, 4.00%, 06/01/30	12,995	12,997,899
AMT, 4.25%, 05/01/30	6,855	7,026,868
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(g)	21,370	15,958,230
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 4.00%, 08/15/29(b)	325	318,172
Socorro Independent School District, Refunding GO, Series B, (PSF-GTD), 4.00%, 08/15/34	3,000	3,032,814
Spring Branch Independent School District, GO, (PSF- GTD), 3.00%, 02/01/33	5,000	4,753,603
Tarrant County Cultural Education Facilities Finance Corp., RB
Class F, 5.00%, 11/15/52(a)	3,585	3,863,570
Series B, 5.00%, 07/01/35	9,435	9,939,908
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB
5.00%, 12/15/30	16,435	17,305,350
5.00%, 12/15/32	5,000	5,299,083
Texas Municipal Gas Acquisition & Supply Corp. V, RB, 5.00%, 01/01/55(a)	8,100	8,621,431
Texas Public Finance Authority, Refunding RB, 4.00%, 12/01/31	1,650	1,660,089
		192,775,944
Utah — 0.2%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/30	2,980	3,172,038
Virginia — 0.1%
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	140	140,015
Hanover County Economic Development Authority, Refunding RB, 4.00%, 07/01/30(b)	1,000	971,747
		1,111,762
Washington — 2.3%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 2.48%, 01/01/40(a)	4,050	4,012,744
Port of Seattle Washington, ARB
Series C, AMT, Intermediate Lien, 5.00%, 05/01/33	6,695	6,824,668
Series C, AMT, Intermediate Lien, 5.00%, 05/01/34	6,000	6,097,616
Washington Health Care Facilities Authority, Refunding RB, Series B, 5.00%, 08/15/35	9,485	9,771,483
Washington State Convention Center Public Facilities District, RB, Sustainability Bonds, 4.00%, 07/01/31	4,240	4,290,989
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/25	350	352,276
Series A, 5.00%, 07/01/26	285	291,397
Series A, 5.00%, 07/01/27	350	362,683
Series A, 5.00%, 07/01/28	550	576,796
Security	Par (000)	Value
Washington (continued)
Washington State Housing Finance Commission, Refunding RB (continued)
Series A, 5.00%, 07/01/29	$775	$ 821,565
Series A, 5.00%, 07/01/30	815	869,125
WBRP 3.2, RB
Series A, 5.00%, 01/01/31	1,000	1,007,832
Series A, 5.00%, 01/01/32	1,140	1,149,215
		36,428,389
West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB
Series A, 5.00%, 06/01/31	1,950	2,017,776
Series A, 5.00%, 06/01/33	1,100	1,132,955
		3,150,731
Wisconsin — 2.1%
Public Finance Authority, RB(b)
4.00%, 06/15/30	1,520	1,460,863
5.00%, 07/15/30	3,700	3,757,950
5.00%, 01/01/31	650	641,982
Series A, 4.00%, 07/15/29	485	474,574
Series A, 4.00%, 03/01/30	1,140	1,113,071
Series A, 3.75%, 06/01/30	345	325,349
Series A, 5.00%, 06/15/31	705	694,764
Public Finance Authority, Refunding RB
5.00%, 11/15/30	240	256,750
Class A, 3.00%, 12/01/26(b)	250	245,927
Class C, 4.00%, 10/01/41(a)	7,000	7,085,667
AMT, 2.63%, 11/01/25	3,000	2,976,551
Class B, AMT, 4.00%, 10/01/46(a)	1,750	1,802,850
Series B, AMT, 5.25%, 07/01/28	1,290	1,291,278
Wisconsin Health & Educational Facilities Authority, RB, Series B-2, 4.20%, 08/15/28	1,350	1,350,055
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/35	2,500	2,650,336
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing, Series D, (FNMA), 3.00%, 09/01/32	7,265	6,821,111
		32,949,078
Total Municipal Bonds — 138.8% (Cost: $2,206,108,468)		2,182,879,734
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Colorado — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB
Series A, AMT, 4.25%, 11/15/31(j)	8,085	8,018,787
Series A, AMT, 4.25%, 11/15/32	2,230	2,211,868
		10,230,655
Florida — 6.0%
County of Broward Florida Airport System Revenue, ARB
Series Q-1, 4.00%, 10/01/29(j)	17,200	17,213,047
Series Q-1, 4.00%, 10/01/30	18,095	18,108,753
Series Q-1, 4.00%, 10/01/31	18,820	18,834,297

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Broward Florida Airport System Revenue, ARB (continued)
Series Q-1, 4.00%, 10/01/32	$19,575	$ 19,589,863
Series Q-1, 4.00%, 10/01/33	20,355	20,370,465
		94,116,425
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 6.6% (Cost: $104,359,982)		104,347,080
Total Long-Term Investments — 145.4% (Cost: $2,310,468,450)		2,287,226,814

	Shares
Short-Term Securities
	Money Market Funds — 5.6%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(k)(l)	88,643,927	88,652,792
	Total Short-Term Securities — 5.6% (Cost: $88,652,792)	88,652,792
	Total Investments — 151.0% (Cost: $2,399,121,242)	2,375,879,606
	Other Assets Less Liabilities — 1.2%	17,361,554
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.5)%	(70,259,309)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.7)%	(749,863,101)
	Net Assets Applicable to Common Shares — 100.0%	$ 1,573,118,750

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2029 to November 15, 2032, is
$71,728,412. See Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 35,247,372	$ 53,405,420 (a)	$ —	$ —	$ —	$ 88,652,792	88,643,927	$ 607,541	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal 2030 Target Term Trust (BTT)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 2,182,879,734	$ —	$ 2,182,879,734
Municipal Bonds Transferred to Tender Option Bond Trusts	—	104,347,080	—	104,347,080
Short-Term Securities
Money Market Funds	88,652,792	—	—	88,652,792
	$88,652,792	$2,287,226,814	$—	$2,375,879,606
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(69,569,982)	$—	$(69,569,982)
VRDP Shares at Liquidation Value	—	(750,000,000)	—	(750,000,000)
	$—	$(819,569,982)	$—	$(819,569,982)
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 6.4%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$3,875	$ 4,125,428
Series A, 5.25%, 05/01/55	1,100	1,168,505
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	1,100	1,182,056
Energy Southeast A Cooperative District, RB(a)
Series B, 5.25%, 07/01/54	3,140	3,369,714
Series B-1, 5.75%, 04/01/54	6,980	7,698,676
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	1,915	2,007,262
Series B, 5.00%, 01/01/54	755	794,914
		20,346,555
Arizona — 1.7%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	725	652,023
Series A, 5.00%, 07/01/49	690	638,298
Series A, 5.00%, 07/01/54	530	484,086
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	835	913,586
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	685	655,177
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series A, (GNMA), 6.50%, 03/01/55	1,640	1,843,744
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	360	340,362
		5,527,276
California — 6.7%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	475	486,682
California Infrastructure & Economic Development Bank, RB, Series A, 1st Lien, (AMBAC), 5.00%, 01/01/28(c)	10,100	10,785,121
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	110	110,098
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertible, Election 2008, 0.00%, 08/01/43(d)	1,580	1,609,101
San Diego Unified School District, GO, Series C, Election 2008, 0.00%, 07/01/38(e)	2,000	1,185,965
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(e)	1,400	1,140,862
Yosemite Community College District, GO, Series D, Election 2004, 0.00%, 08/01/37(e)	10,000	6,232,904
		21,550,733
Colorado — 0.2%
Colorado Housing and Finance Authority, RB, M/F Housing, Class A, Sustainability Bonds, (FNMA), 4.48%, 03/01/44	315	307,315
University of Colorado, RB, Series A, 06/01/50(f)	420	451,493
		758,808
Security	Par (000)	Value
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-R, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 11/15/51	$185	$ 185,521
Connecticut State Health & Educational Facilities Authority, RB, 4.25%, 07/15/53	1,170	1,115,631
		1,301,152
Delaware — 0.8%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	770	778,880
Series A, 5.00%, 07/01/53	1,810	1,818,038
		2,596,918
District of Columbia — 3.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series A, Sustainability Bonds, (FNMA), 4.88%, 09/01/45	720	734,086
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	1,850	2,010,502
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	7,955	8,108,529
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.00%, 07/15/48	1,210	1,287,046
		12,140,163
Florida — 9.2%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	615	532,447
Series A, 5.50%, 06/01/57	220	194,793
County of Hillsborough Florida Solid Waste & Resource Recovery Revenue, Refunding RB, Series B, 09/01/49(f)	1,800	1,908,137
County of Miami-Dade Florida Water & Sewer System Revenue, RB, Series A, 4.13%, 10/01/50	3,635	3,509,648
County of Pasco Florida, RB, (AGM), 5.00%, 09/01/48	3,090	3,262,824
Escambia County Health Facilities Authority, Refunding RB
5.00%, 08/15/38	1,000	1,034,865
5.00%, 08/15/40	1,050	1,080,428
Florida Development Finance Corp., RB, 6.50%, 06/30/57(b)(g)(h)	239	63,404
Florida Development Finance Corp., Refunding RB, 5.00%, 09/15/40(b)	340	329,850
Florida Housing Finance Corp., RB, S/F Housing, Series 1, (FHLMC, FNMA, GNMA), 4.55%, 01/01/49	1,800	1,802,330
Hillsborough County Industrial Development Authority, Refunding RB, Series C, 4.13%, 11/15/51	3,970	3,736,845
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	260	278,296
Lee County Industrial Development Authority, Refunding RB, Series 2019, Class A-1, 5.00%, 04/01/44	1,465	1,490,686
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	4,000	4,136,671
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	1,305	1,390,403
Preserve at South Branch Community Development District, SAB, 4.00%, 11/01/50	500	436,103
Tampa-Hillsborough County Expressway Authority, RB, 5.00%, 07/01/47	1,895	1,913,140
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Two Lakes Community Development District, SAB, 5.00%, 05/01/55	$540	$ 545,297
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	280	287,053
Volusia County Educational Facility Authority, RB, 5.25%, 06/01/49	810	845,480
Westside Community Development District, Refunding SAB(b)
4.10%, 05/01/37	260	243,727
4.13%, 05/01/38	260	242,621
		29,265,048
Georgia — 1.5%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	245	237,416
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	4,355	4,574,973
		4,812,389
Idaho — 0.6%
Idaho Health Facilities Authority, Refunding RB, Series A, 03/01/50(f)	250	266,858
Idaho Housing & Finance Association, RB, (GTD), 5.50%, 05/01/57	1,510	1,569,149
		1,836,007
Illinois — 9.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,620	1,650,073
Series A, 5.00%, 12/01/40	1,540	1,549,215
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49	3,450	3,632,774
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	4,565	4,889,917
Illinois Finance Authority, Refunding RB
4.13%, 08/15/37	3,130	3,004,930
5.00%, 08/15/44	390	390,318
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	1,905	1,934,224
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	7,020	7,036,355
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	670	678,513
State of Illinois, GO
5.50%, 05/01/39	1,840	1,989,050
Series B, 5.25%, 05/01/49	850	905,619
Series C, 5.00%, 12/01/45	1,280	1,344,068
		29,005,056
Iowa — 1.2%
Iowa Finance Authority, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 07/01/49	1,270	1,277,317
Series E, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.40%, 07/01/44	2,540	2,513,081
		3,790,398
Security	Par (000)	Value
Kentucky — 0.7%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	$2,000	$ 2,125,448
Louisiana — 1.3%
Louisiana Public Facilities Authority, RB, 5.25%, 10/01/53	2,330	2,380,708
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	1,575	1,642,092
		4,022,800
Maryland — 0.4%
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FNMA), 4.35%, 02/01/44	1,380	1,359,128
Massachusetts — 1.4%
Massachusetts Development Finance Agency, RB
5.00%, 10/01/48	1,970	1,942,290
Series A, 5.00%, 01/01/47	2,370	2,389,558
		4,331,848
Michigan — 0.4%
State of Michigan Trunk Line Revenue, RB, BAB, 5.50%, 11/15/49	1,145	1,276,032
Minnesota — 0.2%
City of st. Cloud Minnesota, Refunding RB, 5.00%, 05/01/54	540	561,513
Missouri — 0.3%
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	898	897,008
Missouri Housing Development Commission, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 11/01/49	180	180,741
		1,077,749
Nebraska — 0.3%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	950	1,033,253
Nevada — 0.7%
City of Las Vegas Nevada Special Improvement District No. 611, SAB, 4.13%, 06/01/50	1,095	956,559
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	760	787,215
5.00%, 07/01/45	530	543,127
		2,286,901
New Hampshire — 1.0%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	200	195,632
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2, Sustainability Bonds, 4.25%, 07/20/41	1,774	1,733,276
Series 2, Class 3-A, Sustainability Bonds, 4.16%, 10/20/41(a)	1,341	1,271,226
		3,200,134
New Jersey — 5.7%
Camden County Improvement Authority, RB, Sustainability Bonds, 6.00%, 06/15/62	500	530,114

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB
Series BB, 4.00%, 06/15/50	$3,000	$ 2,821,954
Series S, 5.25%, 06/15/43	2,150	2,252,129
New Jersey Transportation Trust Fund Authority, RB, CAB(e)
Series A, 0.00%, 12/15/35	4,050	2,654,337
Series A, 0.00%, 12/15/38	5,845	3,310,628
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 4.00%, 06/15/40	1,690	1,691,083
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	820	827,013
Sub-Series B, 5.00%, 06/01/46	4,045	4,056,973
		18,144,231
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	175	176,343
New York — 10.1%
City of New York, GO, Series B, 5.25%, 10/01/47	100	107,679
Metropolitan Transportation Authority, Refunding RB
Series C-1, 5.00%, 11/15/56	1,690	1,699,155
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,135	1,182,064
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/52	10,000	10,724,239
Sub-Series CC-1, 5.25%, 06/15/54	310	336,075
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 4.13%, 06/15/46	5,670	5,653,845
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series A-1, Subordinate, 4.00%, 08/01/48	1,320	1,267,974
New York City Transitional Finance Authority, RB, Series B, Subordinate, 5.00%, 05/01/46	1,520	1,622,509
New York Counties Tobacco Trust VI, Refunding RB, Series B, 5.00%, 06/01/41	550	551,627
New York Liberty Development Corp., Refunding RB, Class 1, 5.00%, 11/15/44(b)	1,040	1,040,325
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB
Series A, 5.25%, 05/15/52	1,000	1,070,267
Series A, 4.13%, 05/15/53	1,000	950,276
Triborough Bridge & Tunnel Authority, Refunding RB
Series A-1, 5.00%, 05/15/51	230	240,197
Series C, 5.25%, 05/15/52	4,340	4,636,712
Series C, Sustainability Bonds, 5.25%, 11/15/40	1,025	1,163,157
		32,246,101
North Carolina — 0.0%
North Carolina Medical Care Commission, RB, Series A, 5.13%, 10/01/54	110	111,436
North Dakota — 0.3%
North Dakota Housing Finance Agency, RB, S/F Housing
Series A, Sustainability Bonds, 4.70%, 07/01/49	270	271,522
Series C, Sustainability Bonds, 6.25%, 01/01/55	555	619,689
		891,211
Ohio — 3.2%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,645	2,378,561
County of Cuyahoga Ohio, Refunding RB
5.00%, 02/15/42	1,805	1,819,661
5.00%, 02/15/52	1,545	1,557,798
Security	Par (000)	Value
Ohio (continued)
County of Hamilton Ohio Sewer System Revenue, RB, Series A, 5.00%, 12/01/53	$545	$ 580,197
County of Hamilton Ohio, RB, Series A, 5.00%, 08/15/42	2,650	2,701,274
North Ridgeville City School District, GO, 5.25%, 12/01/54	1,060	1,101,275
		10,138,766
Oklahoma — 0.7%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	1,960	2,128,522
Oregon — 0.9%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(e)	1,115	616,616
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series K1, (FNMA), 4.33%, 11/01/43	2,290	2,248,599
		2,865,215
Pennsylvania — 5.2%
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	205	179,281
Pennsylvania Higher Educational Facilities Authority, RB, 4.00%, 08/15/49	5,000	4,773,900
Pennsylvania Higher Educational Facilities Authority, Refunding RB
Series A, 5.25%, 09/01/50	1,560	1,560,298
Series B-1, (AGC), 5.25%, 11/01/48	1,560	1,665,955
Pennsylvania Housing Finance Agency, Series 2024- 26FN, Class PT, 4.63%, 02/01/42	1,790	1,831,079
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 4.75%, 10/01/49	4,390	4,472,061
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/43	1,895	1,978,317
		16,460,891
Puerto Rico — 5.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	6,639	6,491,980
Series A-1, Restructured, 5.00%, 07/01/58	5,778	5,760,276
Series A-2, Restructured, 4.78%, 07/01/58	349	344,073
Series A-2, Restructured, 4.33%, 07/01/40	935	926,145
Series B-1, Restructured, 4.75%, 07/01/53	391	382,286
Series B-2, Restructured, 4.78%, 07/01/58	520	510,082
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	5,526	1,811,259
		16,226,101
South Carolina — 3.4%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	5,685	6,113,817
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/55(b)	1,095	934,996
7.50%, 08/15/62(b)	505	490,041
Series A, 5.50%, 11/01/54	610	666,344
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, Refunding RB, 4.00%, 12/01/44	$1,645	$ 1,585,041
South Carolina Public Service Authority, Refunding RB, Series B, (AGM), 5.00%, 12/01/49	900	947,824
		10,738,063
Tennessee — 4.0%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/54	490	525,310
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series A, 5.00%, 07/01/40	35	35,307
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	2,465	2,483,551
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(a)	1,575	1,678,122
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	2,560	2,706,351
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	3,000	3,103,005
Tennessee Housing Development Agency, RB, S/F Housing, Series 2, Sustainability Bonds, 4.35%, 01/01/48	2,500	2,389,444
		12,921,090
Texas — 19.8%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	530	532,892
7.88%, 11/01/62	450	466,840
Bexar Management And Development Corp., RB, M/F Housing, (FNMA), 4.61%, 07/01/44	2,285	2,240,331
City of Austin Texas Airport System Revenue, ARB, Series A, 5.00%, 11/15/41	1,990	2,027,246
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/49	710	753,146
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, Series A, 5.00%, 10/01/41	760	778,297
City of Houston Texas, GOL, Series A, 4.13%, 03/01/51	1,775	1,699,423
City of Houston Texas, Refunding GOL, Series A, 5.25%, 03/01/43	810	892,023
Coppell Independent School District, Refunding GO, (PSF-GTD), 0.00%, 08/15/30(e)	10,030	8,387,904
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	1,360	1,282,468
County of Harris Texas, Refunding GO, Series A, 4.25%, 09/15/48	340	340,696
County of Harris Texas, Refunding GOL(e)
(NPFGC), 0.00%, 08/15/25	7,485	7,376,206
(NPFGC), 0.00%, 08/15/28	10,915	9,798,855
Crowley Independent School District, GO, (PSF-GTD), 4.25%, 02/01/53	310	303,311
Dallas Fort Worth International Airport, Refunding ARB, 4.00%, 11/01/49	4,000	3,784,322
East Montgomery County Improvement District Sales Tax Revenue, RB, (AGC), 5.25%, 08/15/49	515	557,152
Fort Bend Independent School District, Refunding GO, Series A, (PSF-GTD), 4.00%, 08/15/49	745	708,607
Grand Parkway Transportation Corp., RB, CAB, Series B, Convertible, 5.80%, 10/01/46(d)	2,365	2,560,330
Hidalgo County Regional Mobility Authority, RB, CAB(e)
Series A, 0.00%, 12/01/42	500	201,893
Series A, 0.00%, 12/01/43	1,000	379,211
Security	Par (000)	Value
Texas (continued)
Marshall Independent School District, GO, (PSF-GTD), 4.00%, 02/15/45	$380	$ 372,600
Mesquite Housing Finance Corp., RB, M/F Housing, Series A, Sustainability Bonds, (FNMA), 4.53%, 02/01/44	2,900	2,823,073
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(e)	2,340	1,393,315
New Hope Cultural Education Facilities Finance Corp., RB(b)
Series A, 5.00%, 08/15/50	580	538,760
Series A, 5.00%, 08/15/51	1,535	1,464,390
North Texas Tollway Authority, RB(c)
Series B, 0.00%, 09/01/31(e)	1,975	1,022,695
Series C, Convertible, 6.75%, 09/01/31(d)	2,500	3,001,539
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	3,795	3,859,638
San Antonio Housing Trust Public Facility Corp., Series 2024-11FN, Class PT, 4.45%, 04/01/43	405	401,999
San Antonio Housing Trust Public Facility Corp., RB, M/F Housing, Series A, (FNMA), 4.43%, 04/01/43	575	554,311
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 10/01/49	325	333,749
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	330	301,236
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.13%, 01/01/54	540	551,342
Texas State University System, Refunding RB, 4.00%, 03/15/49	1,695	1,614,135
		63,303,935
Utah(b) — 0.2%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53	180	181,794
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/55	450	415,972
		597,766
Virginia — 2.5%
Henrico County Economic Development Authority, RB
Class A, 5.00%, 10/01/47	4,580	4,719,760
Class A, 5.00%, 10/01/52	1,170	1,196,389
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	1,225	1,181,319
Virginia Housing Development Authority, RB, M/F Housing, Series G, 5.15%, 11/01/52	505	519,014
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	100	99,563
Series E-2, 4.55%, 10/01/49	230	227,644
		7,943,689
Washington — 0.1%
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.22%, 03/20/40(a)	444	430,121
Wisconsin — 1.6%
Public Finance Authority, RB
Class A, 5.00%, 06/15/51(b)	305	256,025
Class A, 6.00%, 06/15/52	175	171,327
Class A, 5.00%, 06/15/56(b)	400	331,670
Class A, 6.13%, 06/15/57	200	197,714
Series A, 5.00%, 07/01/55(b)	395	356,104
Series A-1, 4.50%, 01/01/35(b)	620	614,973

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal Income Quality Trust (BYM)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, RB, Series A, 5.75%, 08/15/54	$265	$ 280,768
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, RB, S/F Housing
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 09/01/43	430	441,072
Series A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.75%, 09/01/50	2,535	2,503,622
		5,153,275
Total Municipal Bonds — 111.1% (Cost: $342,524,311)		354,682,065
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
Alabama(a) — 5.1%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54	10,000	10,890,778
Series C-1, 5.25%, 02/01/53	5,020	5,270,507
		16,161,285
District of Columbia — 1.9%
District of Columbia Water & Sewer Authority, Refunding RB, Series B, 5.00%, 10/01/49	6,035	6,172,352
Florida — 3.6%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	7,045	7,741,732
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.50%, 10/01/54	3,497	3,840,859
		11,582,591
Indiana — 3.0%
Indiana Finance Authority, RB, Series A, 4.00%, 11/01/51	10,685	9,611,339
Massachusetts — 3.3%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/51	10,000	10,574,712
Nevada — 3.2%
Las Vegas Valley Water District, GOL, Series A, 5.00%, 06/01/49	9,500	10,123,998
New York — 11.9%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	8,000	8,491,169
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.00%, 06/15/47	9,705	10,379,540
New York City Transitional Finance Authority, RB, Series E, 5.00%, 11/01/53(j)	10,000	10,580,220
New York State Dormitory Authority, Refunding RB, Series C, 4.00%, 07/01/49	8,955	8,604,455
		38,055,384
South Carolina — 3.4%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)(j)	10,000	10,788,759
Security	Par (000)	Value
Washington — 3.3%
State of Washington, GO, Series 2024-A, 5.00%, 08/01/48	$10,000	$ 10,640,245
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.7% (Cost: $120,567,699)		123,710,665
Total Long-Term Investments — 149.8% (Cost: $463,092,010)		478,392,730

	Shares
Short-Term Securities
	Money Market Funds — 4.1%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(k)(l)	12,861,371	12,862,657
	Total Short-Term Securities — 4.1% (Cost: $12,862,614)	12,862,657
	Total Investments — 153.9% (Cost: $475,954,624)	491,255,387
	Other Assets Less Liabilities — 1.4%	4,382,032
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (24.7)%	(78,738,707)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.6)%	(97,600,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 319,298,712

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Zero-coupon bond.
(f)	When-issued security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 1, 2029 to November 1, 2053, is $13,856,731.
See Note 4 of the Notes to Financial Statements for details.

(k)	Affiliate of the Trust.
(l)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal Income Quality Trust (BYM)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,733,195	$ 10,129,463 (a)	$ —	$ —	$ (1)	$ 12,862,657	12,861,371	$ 159,359	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (814,230)	$ —	$ (814,230)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 403,362	$ —	$ 403,362
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 354,682,065	$ —	$ 354,682,065
Municipal Bonds Transferred to Tender Option Bond Trusts	—	123,710,665	—	123,710,665
Short-Term Securities
Money Market Funds	12,862,657	—	—	12,862,657
	$12,862,657	$478,392,730	$—	$491,255,387

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Municipal Income Quality Trust (BYM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(78,116,880)	$—	$(78,116,880)
VMTP Shares at Liquidation Value	—	(97,600,000)	—	(97,600,000)
	$—	$(175,716,880)	$—	$(175,716,880)
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
January 31, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
California — 124.7%
Corporate — 26.7%
California Community Choice Financing Authority, RB(a)
5.00%, 05/01/54	$5,000	$ 5,337,640
Sustainability Bonds, 5.00%, 07/01/53	45,200	47,591,994
Sustainability Bonds, 5.00%, 12/01/53	6,670	6,995,913
Sustainability Bonds, 5.25%, 01/01/54	9,000	9,494,591
Sustainability Bonds, 5.50%, 10/01/54	39,775	43,378,068
Series B, Sustainability Bonds, 5.00%, 01/01/55	30,000	31,696,385
Series E-1, Sustainability Bonds, 5.00%, 02/01/54	15,480	16,439,656
Series F, Sustainability Bonds, 5.00%, 02/01/55	25,000	26,785,280
Series G, Sustainability Bonds, 5.25%, 11/01/54	50,000	53,228,195
Series G, Sustainability Bonds, 5.00%, 11/01/55	32,815	34,548,240
California Municipal Finance Authority, RB(a)
Series A, AMT, 4.10%, 12/01/44	4,150	4,156,919
Series A, AMT, 4.10%, 10/01/45	3,575	3,572,666
Series A, AMT, 4.13%, 11/01/46	1,670	1,670,484
Series A, AMT, 4.38%, 09/01/53	2,935	2,930,815
California Pollution Control Financing Authority, RB, AMT, 4.75%, 11/01/46	4,000	4,019,188
California Pollution Control Financing Authority, Refunding RB, AMT, 4.05%, 07/01/43(a)(b)	8,545	8,531,052
Southern California Public Power Authority, RB, Series A, 5.00%, 04/01/55(a)	5,840	6,161,857
		306,538,943
County/City/Special District/School District — 29.0%
Anaheim City School District, GO, (AGM), 5.00%, 08/01/51	5,615	6,001,775
California Enterprise Development Authority, RB, Series B, 5.25%, 11/01/49	10,000	10,285,765
California Municipal Finance Authority, ST, Series A, 5.13%, 09/01/59	945	954,205
California Statewide Communities Development Authority, SAB
Series B, 5.00%, 09/02/52	1,785	1,731,378
Series C, 4.00%, 09/02/50	4,985	4,357,618
Chabot-Las Positas Community College District, GO, Series C, Election 2016, 5.25%, 08/01/48	13,355	14,762,194
Chaffey Joint Union High School District, GO, CAB(c)
Series H, Election 2012, 0.00%, 08/01/48	4,000	1,341,192
Series H, Election 2012, 0.00%, 08/01/49	3,750	1,291,955
Chino Valley Unified School District, GO, Series D, Election 2016, 5.00%, 08/01/55	21,595	23,294,875
City of Los Angeles California, COP, (AMBAC), 6.20%, 11/01/31	1,300	1,303,121
City of Oakland California, GO, Series D, 5.25%, 07/15/48	3,215	3,562,801
Clovis Unified School District, GO
Series B, Election 2020, 5.00%, 08/01/47	8,050	8,505,255
Series C, Election 2020, 4.00%, 08/01/48	7,275	7,104,255
Coachella Valley Unified School District, GO, Series F, Election 2005, (BAM), 5.00%, 08/01/46	2,990	3,026,265
Dublin Unified School District, GO, Series B, Election 2020, 4.25%, 08/01/53	5,805	5,893,665
El Rancho Unified School District, GO, Series D, Election 2016, (BAM), 5.75%, 08/01/48	750	853,337
Fremont Union High School District, GO, Election 2022, 4.00%, 08/01/48	5,000	5,000,002
Garden Grove Public Financing Authority, RB, Series A, (BAM), 5.00%, 04/01/49	3,625	3,921,146
Security	Par (000)	Value
County/City/Special District/School District (continued)
Indio Finance Authority, Refunding RB
Series A, (BAM), 5.25%, 11/01/47	$2,225	$ 2,408,640
Series A, (BAM), 5.25%, 11/01/52	7,000	7,509,551
Irvine Facilities Financing Authority, ST, Series A, 5.00%, 09/01/43	1,275	1,425,871
La Canada Unified School District, GO, Series A, Election 2017, 5.00%, 08/01/47	6,945	7,204,999
La Mesa-Spring Valley School District, GO, Series B, 4.00%, 08/01/51	625	626,585
Los Angeles County Public Works Financing Authority, Refunding RB, Series F, Sustainability Bonds, 4.00%, 12/01/46	7,890	7,959,074
Los Angeles Unified School District, GO, Series RYQ, 4.00%, 07/01/44	10,475	10,420,725
Menifee Union School District, GO, Series B, (BAM), 4.00%, 08/01/43	5,370	5,352,664
Oak Grove School District, GO, Series A-1, 5.00%, 08/01/52	5,835	6,265,479
Oakland Unified School District/Alameda County, GO, Series A, (BAM), 4.00%, 08/01/46	14,530	14,380,796
Oxnard School District, GO, Series A, Election 2016, (BAM), 5.00%, 08/01/45	2,500	2,561,863
Oxnard Union High School District, GO, Series B, 5.00%, 08/01/45	6,560	6,796,908
Peralta Community College District, GO, Series B, 5.50%, 08/01/52	2,500	2,779,714
Ravenswood City School District, GO, Election 2022, (BAM), 5.25%, 08/01/53	7,570	8,175,759
Redwood City School District, GO
Series C, 4.00%, 08/01/44	2,800	2,798,852
Series A, Election 2022, 5.00%, 08/01/52	6,000	6,450,105
San Diego Community College District, GO, Series A-1, 5.00%, 08/01/55	10,000	10,959,956
San Diego Unified School District, GO, Series F-2, Sustainability Bonds, 4.25%, 07/01/52	6,270	6,325,359
San Francisco Bay Area Rapid Transit District, GO
Class D1, Election 2016, Sustainability Bonds, 4.25%, 08/01/52	9,500	9,510,924
Series D-1, Election 2016, Sustainability Bonds, 4.00%, 08/01/47	9,175	9,006,000
San Leandro Unified School District, GO, Series B, 5.25%, 08/01/48	27,000	29,405,998
San Mateo Joint Powers Financing Authority, RB, Series A, 4.00%, 07/15/52	14,270	13,949,900
Santa Clara County Financing Authority, RB, Series A, 4.00%, 04/01/43	6,355	6,402,378
Santa Clarita Community College District, GO, Election 2016, 5.25%, 08/01/45	4,000	4,413,204
Santa Monica Community College District, GO, Series B, 4.00%, 08/01/45	17,500	17,559,151
Santa Monica-Malibu Unified School District, GO, 4.00%, 08/01/44	9,360	9,379,318
Santa Rosa High School District, GO, Series A, Election 2022, 4.00%, 08/01/49	7,050	6,903,957
South Orange County Public Financing Authority, RB, 5.00%, 06/01/52	5,000	5,317,501
Val Verde Unified School District, GO, Series C, Election 2020, (AGM), 4.00%, 08/01/49	5,000	4,859,048
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/38	3,250	3,251,904
		333,552,987

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education — 9.5%
California Educational Facilities Authority, RB
Series A, 5.00%, 10/01/53	$10,000	$ 10,135,300
Series U-7, 5.00%, 06/01/46	7,525	8,943,198
California Enterprise Development Authority, RB(b)
8.00%, 11/15/62	1,760	1,803,285
Series A, 5.00%, 07/01/50	600	578,537
California Municipal Finance Authority, RB, 4.00%, 10/01/51	1,150	996,855
California Municipal Finance Authority, Refunding RB(b)
5.00%, 08/01/39	290	266,705
5.00%, 08/01/48	350	299,849
California School Finance Authority, RB(b)
5.00%, 08/01/52	1,875	1,850,165
5.00%, 08/01/61	5,315	5,111,515
Series A, 5.00%, 07/01/54	1,150	1,164,658
Series A, 5.00%, 06/01/58	6,615	6,487,412
Series A, 5.00%, 07/01/59	2,565	2,514,223
Series B, 4.00%, 07/01/45	1,005	887,962
California School Finance Authority, Refunding RB(b)
Series A, 5.00%, 07/01/36	755	757,297
Series A, 5.88%, 06/01/53	700	713,922
Sustainability Bonds, 5.50%, 08/01/43	420	440,846
Sustainability Bonds, 5.50%, 08/01/47	400	415,168
California State University, RB, Series A, 5.50%, 11/01/55	20,000	22,657,712
California State University, Refunding RB
Series A, 5.00%, 11/01/42	15,000	15,485,225
Series A, 5.00%, 11/01/48	12,395	12,862,790
California Statewide Communities Development Authority, Refunding RB, 5.00%, 05/15/40	1,500	1,512,298
University of California, Refunding RB
Series BE, 4.00%, 05/15/47	9,000	8,917,337
Series Q, 3.00%, 05/15/51	6,000	4,763,600
		109,565,859
Health — 5.7%
California Health Facilities Financing Authority, RB
5.00%, 02/01/37	2,625	2,707,865
Series A, 5.25%, 12/01/44	1,375	1,468,760
Series A, 5.00%, 11/15/48	3,000	3,057,750
Series A, 5.00%, 08/15/54	2,020	2,028,126
Series A, 5.00%, 12/01/54	1,000	1,052,194
California Health Facilities Financing Authority, Refunding RB
(BAM-TCRS), 4.00%, 08/15/48	5,005	5,024,000
Series A, 5.00%, 11/15/38	1,500	1,566,948
Series A, 4.00%, 03/01/43	545	501,687
Series A, 4.00%, 04/01/45	3,570	3,435,721
Series A, 5.00%, 11/15/48	17,280	17,612,646
California Municipal Finance Authority, Refunding RB, Series A, 5.00%, 02/01/47	9,250	9,306,997
California Public Finance Authority, RB, Series A, 6.50%, 06/01/54(b)	8,610	8,550,143
California Statewide Communities Development Authority, RB, Sustainability Bonds, 4.00%, 08/01/45	5,000	4,417,866
California Statewide Communities Development Authority, Refunding RB, 5.00%, 03/01/48	5,000	5,044,133
		65,774,836
Housing — 7.7%
California Housing Finance Agency, RB, M/F Housing
Series 2021-1, Class A, 3.50%, 11/20/35	14,119	13,494,487
Security	Par (000)	Value
Housing (continued)
California Housing Finance Agency, RB, M/F Housing (continued)
Series T, (FHLMC), 4.10%, 07/01/40	$12,000	$ 11,710,736
Series 2021-2, Class A, Sustainability Bonds, (FHLMC), 3.75%, 03/25/35	17,666	17,450,146
Series U, Sustainability Bonds, (FNMA), 4.10%, 09/01/40	10,000	9,698,850
Series V, Sustainability Bonds, (FHLMC, HUD SECT 8), 4.10%, 09/01/40	10,000	9,697,461
CSCDA Community Improvement Authority, RB, M/F Housing(b)
4.00%, 10/01/46	695	539,859
Series A, 3.00%, 09/01/56	1,475	986,252
Mezzanine Lien, 4.00%, 05/01/57	5,660	4,070,163
Series B, Sub Lien, Sustainability Bonds, 4.00%, 12/01/59	575	375,037
Series A-2, Sustainability Bonds, 3.00%, 02/01/57	1,625	1,120,974
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 3.93%, 07/20/39(a)	9,993	9,693,909
San Diego Housing Authority, Inc., RB, M/F Housing, Series E, (FHLMC, HUD SECT 8), 4.20%, 06/01/40	5,825	5,804,947
Santa Clara County Housing Authority, RB, M/F Housing, Series A, 6.00%, 08/01/41	3,500	3,502,967
		88,145,788
State — 8.8%
California State Public Works Board, RB
Series A, 5.00%, 04/01/49	45,360	48,972,788
Series B, 4.00%, 05/01/46	10,075	10,041,489
Series D, 5.00%, 11/01/47	18,275	19,724,843
California Statewide Communities Development Authority, SAB, S/F Housing, 5.00%, 09/02/39	1,060	1,105,935
State of California, Refunding GO
5.00%, 10/01/45	5,000	5,461,812
5.00%, 10/01/47	10,740	10,886,167
5.00%, 09/01/52	5,000	5,374,349
		101,567,383
Tobacco — 3.4%
California County Tobacco Securitization Agency, Refunding RB
5.00%, 06/01/50	2,705	2,680,706
Series A, 4.00%, 06/01/49	2,755	2,517,824
California County Tobacco Securitization Agency, Refunding RB, CAB(c)
0.00%, 06/01/55	7,575	1,640,844
Series B-2, Subordinate, 0.00%, 06/01/55	8,895	1,803,279
California Statewide Financing Authority, RB, Series L, 0.00%, 06/01/55(b)(c)	57,200	3,438,003
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/28(d)	3,215	3,458,998
Series B, 5.00%, 06/01/51	13,000	13,383,142
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	14,735	1,725,321
Inland Empire Tobacco Securitization Corp., RB, Series C-1, 0.00%, 06/01/36(c)	2,855	1,331,324
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tobacco (continued)
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	$2,000	$ 2,018,820
Tobacco Securitization Authority of Southern California, Refunding RB, CAB, 0.00%, 06/01/54(c)	22,600	4,691,016
		38,689,277
Transportation — 25.0%
Alameda Corridor Transportation Authority, Refunding RB, Series B, Sub Lien, 5.00%, 10/01/37	3,790	3,825,668
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/47	28,750	28,385,018
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, AMT, (AGM), 4.38%, 07/01/49	2,400	2,362,448
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	4,640	4,779,561
California Municipal Finance Authority, ARB, AMT, Senior Lien, 4.00%, 12/31/47	21,415	19,140,429
City of Los Angeles Department of Airports, ARB
Series A, AMT, 5.00%, 05/15/44	8,525	8,709,637
Series A, AMT, 5.00%, 05/15/45	10,000	10,261,026
Series A, AMT, 4.00%, 05/15/49	5,000	4,711,989
Series B, AMT, 5.00%, 05/15/41	8,500	8,574,496
Series B, AMT, 5.00%, 05/15/46	11,280	11,334,970
Series E, AMT, 5.00%, 05/15/44	7,000	7,304,040
City of Los Angeles Department of Airports, Refunding ARB
AMT, 5.50%, 05/15/47	2,450	2,644,251
Series A, AMT, 5.00%, 05/15/45	1,940	2,008,269
AMT, Subordinate, 4.00%, 11/15/31(d)	115	119,590
AMT, Subordinate, 5.00%, 05/15/46	5,980	6,250,315
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/39	3,000	3,098,085
Foothill-Eastern Transportation Corridor Agency, Refunding RB, Series B-2, 3.50%, 01/15/53	9,000	7,519,108
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/33	2,000	2,162,895
Series A, AMT, 5.00%, 03/01/41	11,250	11,451,962
Series A, AMT, 5.00%, 03/01/47	15,140	15,220,430
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	6,485	6,563,964
Series B, AMT, 5.00%, 07/01/53	6,000	6,282,086
Series B, AMT, Subordinate, 5.00%, 07/01/51	10,000	10,296,010
Series B, AMT, Subordinate, 5.00%, 07/01/56	14,855	15,365,499
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series 2, Class A, AMT, 5.25%, 05/01/49	10,150	10,730,912
Series A, AMT, 5.00%, 05/01/47	14,220	14,371,107
Series A, AMT, 05/01/55(e)	19,500	20,561,350
Series B, AMT, 5.00%, 05/01/46	5,870	5,876,540
Series E, AMT, 5.00%, 05/01/45	2,515	2,574,796
Series E, AMT, 5.00%, 05/01/50	27,195	27,580,276
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series C, AMT, 5.75%, 05/01/48	6,900	7,584,620
		287,651,347
Utilities — 8.9%
California Infrastructure & Economic Development Bank, RB
Series A, 5.25%, 07/01/49	6,000	6,335,315
Security	Par (000)	Value
Utilities (continued)
California Infrastructure & Economic Development Bank, RB (continued)
Series A, 5.25%, 07/01/54	$3,500	$ 3,661,694
Sustainability Bonds, 5.00%, 10/01/48	10,000	10,322,636
California Pollution Control Financing Authority, Refunding RB, 5.00%, 07/01/39(b)	1,000	1,025,679
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series C, 4.00%, 11/01/50	15,000	14,383,143
Contra Costa Water District, Refunding RB, Series V, 5.00%, 10/01/44	1,260	1,342,305
East Bay Municipal Utility District Water System Revenue, RB, Series A, Sustainability Bonds, 5.00%, 06/01/49	3,835	4,019,735
Imperial Irrigation District Electric System Revenue, Refunding RB, Series B-2, 5.00%, 11/01/41	7,750	7,954,214
Livermore Valley Water Financing Authority, RB
Series A, 5.00%, 07/01/48	1,795	1,929,379
Series A, 5.00%, 07/01/53	2,740	2,927,621
Mountain House Public Financing Authority, RB, Series A, Sustainability Bonds, (BAM), 4.00%, 12/01/50	4,500	4,470,541
Sacramento Municipal Utility District, Refunding RB
Series H, Sustainability Bonds, 5.00%, 08/15/50	3,730	3,938,315
Series K, Sustainability Bonds, 5.00%, 08/15/53	13,000	14,031,991
San Diego Public Facilities Financing Authority, RB, Series A, Subordinate, 5.00%, 05/15/52	6,970	7,418,327
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series C, Sustainability Bonds, 5.00%, 10/01/54	11,865	12,821,290
San Mateo Foster City Public Financing Authority, RB, 5.00%, 08/01/49	4,840	5,050,572
		101,632,757
Total Municipal Bonds in California		1,433,119,177
Puerto Rico — 5.2%
State — 5.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	13,134	12,843,148
Series A-1, Restructured, 5.00%, 07/01/58	18,631	18,573,848
Series A-2, Restructured, 4.78%, 07/01/58	2,416	2,381,891
Series A-2, Restructured, 4.33%, 07/01/40	4,570	4,526,721
Series B-1, Restructured, 4.75%, 07/01/53	1,063	1,039,310
Series B-1, Restructured, 5.00%, 07/01/58	7,714	7,737,542
Series B-2, Restructured, 4.33%, 07/01/40	3,024	2,990,451
Series B-2, Restructured, 4.78%, 07/01/58	1,535	1,505,724
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	25,346	8,307,669
Total Municipal Bonds in Puerto Rico		59,906,304
Total Municipal Bonds — 129.9% (Cost: $1,468,908,995)		1,493,025,481
Municipal Bonds Transferred to Tender Option Bond Trusts(f)
California — 22.5%
County/City/Special District/School District — 6.9%
California Municipal Finance Authority, RB, 5.00%, 06/01/48	15,000	15,448,990

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
County/City/Special District/School District (continued)
Irvine Facilities Financing Authority, ST, Series A, 5.00%, 09/01/48	$20,000	$ 21,731,468
Los Angeles County Facilities, Inc., RB, Series A, 5.00%, 12/01/43	13,345	14,008,457
Los Angeles Unified School District, GO, Sustainability Bonds, 5.25%, 07/01/48	25,000	27,557,429
		78,746,344
Education — 6.3%
University of California, RB, Series BK, 5.00%, 05/15/52	56,410	60,400,883
University of California, Refunding RB, Series AZ, 5.00%, 05/15/48	12,000	12,383,733
		72,784,616
Transportation — 7.3%
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.00%, 05/15/52	4,485	4,653,265
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.00%, 05/15/52	4,490	4,658,452
San Diego County Regional Airport Authority, ARB, AMT, Series B, 5.00%, 07/01/48	20,795	21,861,900
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
2nd Series, Class D, AMT, 5.00%, 05/01/28(d)(g)	20	20,343
2nd Series, Class D, AMT, 5.00%, 05/01/48	30,640	31,164,547
Series A, AMT, 5.50%, 05/01/55	20,000	21,631,473
		83,989,980
Utilities — 2.0%
Central Valley Energy Authority, RB, 5.00%, 12/01/55(a)	10,000	10,873,465
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 5.00%, 11/01/50	11,690	11,944,622
		22,818,087
Total Municipal Bonds in California		258,339,027
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.5% (Cost: $248,965,242)		258,339,027
Total Long-Term Investments — 152.4% (Cost: $1,717,874,237)		1,751,364,508

Security	Shares	Value
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(h)(i)	88,975,010	$ 88,983,907
Total Short-Term Securities — 7.8% (Cost: $88,983,907)		88,983,907
Total Investments — 160.2% (Cost: $1,806,858,144)		1,840,348,415
Liabilities in Excess of Other Assets — (0.2)%		(2,027,284)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.2)%		(163,439,123)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.8)%		(525,849,290)
Net Assets Applicable to Common Shares — 100.0%		$ 1,149,032,718

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	When-issued security.
(f)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on May 1, 2027 to December 1, 2032, is $42,050,010. See
Note 4 of the Notes to Financial Statements for details.

(h)	Affiliate of the Trust.
(i)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 57,500,237	$ 31,483,670 (a)	$ —	$ —	$ —	$ 88,983,907	88,975,010	$ 798,569	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Derivative Financial Instruments Categorized by Risk Exposure
For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (3,081,786)	$ —	$ (3,081,786)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 1,502,828	$ —	$ 1,502,828
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 1,493,025,481	$ —	$ 1,493,025,481
Municipal Bonds Transferred to Tender Option Bond Trusts	—	258,339,027	—	258,339,027
Short-Term Securities
Money Market Funds	88,983,907	—	—	88,983,907
	$88,983,907	$1,751,364,508	$—	$1,840,348,415
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(162,579,986)	$—	$(162,579,986)
VRDP Shares at Liquidation Value	—	(526,400,000)	—	(526,400,000)
	$—	$(688,979,986)	$—	$(688,979,986)
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)
January 31, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.9%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$2,000	$ 2,129,253
Series D, 5.00%, 03/01/55	990	1,056,222
Series F, 5.50%, 11/01/53	840	885,090
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.25%, 10/01/49	520	551,607
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	470	504,384
Mobile County Industrial Development Authority, RB
Series A, AMT, 5.00%, 06/01/54	2,640	2,658,418
Series B, AMT, 4.75%, 12/01/54	1,100	1,075,769
Southeast Energy Authority A Cooperative District, RB(a)
Series A, 5.00%, 01/01/56	610	639,389
Series A-2, 5.34%, 01/01/53	5,090	5,179,878
		14,680,010
Arizona — 1.1%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	550	494,638
Series A, 5.00%, 07/01/49	525	485,662
Series A, 5.00%, 07/01/54	405	369,915
Chandler Industrial Development Authority, RB, AMT, 4.10%, 12/01/37(a)	535	535,961
Maricopa County Industrial Development Authority, Refunding RB, 5.00%, 07/01/54(b)	280	264,726
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	450	484,462
		2,635,364
Arkansas — 0.7%
Arkansas Development Finance Authority, RB
AMT, 4.50%, 09/01/49(b)	1,270	1,254,595
AMT, Sustainability Bonds, 5.70%, 05/01/53	415	433,504
		1,688,099
California — 2.9%
California Community Choice Financing Authority, RB(a)
Series B-2, Sustainability Bonds, 2.70%, 02/01/52	1,500	1,396,475
Series E-2, Sustainability Bonds, 4.59%, 02/01/54	1,550	1,549,753
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	365	373,977
California Health Facilities Financing Authority, Refunding RB, Series A, 3.00%, 08/15/51	1,100	870,041
California Infrastructure & Economic Development Bank, RB, Series A-4, AMT, 8.00%, 01/01/50(a)(b)	330	339,926
California Public Finance Authority, RB, Series A, 6.50%, 06/01/54(b)	1,740	1,727,903
CSCDA Community Improvement Authority, RB, M/F Housing, Sustainability Bonds, 5.00%, 09/01/37(b)	100	100,089
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	940	941,731
		7,299,895
Colorado — 1.3%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	1,700	1,716,222
Colorado Health Facilities Authority, RB, 5.50%, 11/01/47	205	223,865
Security	Par (000)	Value
Colorado (continued)
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	$830	$ 839,297
E-470 Public Highway Authority, Refunding RB, Series B, 3.67%, 09/01/39(a)	485	485,540
		3,264,924
Connecticut — 1.5%
State of Connecticut Special Tax Revenue, RB, Series A, 5.25%, 07/01/42	1,725	1,908,488
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	1,775,176
		3,683,664
Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	1,345	1,349,860
District of Columbia — 1.5%
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Sustainability Bonds, 5.25%, 07/15/53	3,370	3,627,629
Florida — 11.7%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	465	402,582
Series A, 5.50%, 06/01/57	165	146,095
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	1,700	1,868,126
Collier County Health Facilities Authority, RB, 4.00%, 05/01/52	1,070	957,824
County of Broward Florida Tourist Development Tax Revenue, Refunding RB, Convertible, 4.00%, 09/01/51	1,700	1,584,404
County of Miami-Dade Seaport Department, Refunding RB
Series A-2, (AGM), 4.00%, 10/01/49	1,700	1,607,469
Series A, AMT, 5.00%, 10/01/38	950	1,003,919
Series A-1, AMT, (AGM), 4.00%, 10/01/45	3,530	3,313,755
Series B-1, AMT, Subordinate, 4.00%, 10/01/46	1,700	1,531,195
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	730	573,400
Finley Woods Community Development District, SAB
4.00%, 05/01/40	265	237,681
4.20%, 05/01/50	450	378,211
Florida Development Finance Corp., RB(b)
6.50%, 06/30/57(c)(d)	191	50,572
AMT, 5.00%, 05/01/29	470	476,007
Florida Development Finance Corp., Refunding RB, AMT, (AGM), 5.25%, 07/01/53	2,160	2,240,942
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	210	224,777
Lee County Industrial Development Authority, RB
Series B-2, 4.38%, 11/15/29	505	506,972
Series B-3, 4.13%, 11/15/29	525	521,960
Orange County Health Facilities Authority, RB, 4.00%, 10/01/52	1,000	908,009
Orange County Health Facilities Authority, Refunding RB, Series A, 5.25%, 10/01/56	770	820,391
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	670	607,855
4.00%, 05/01/50	640	535,432
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	$2,065	$ 1,943,197
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	380	336,019
Tampa Bay Water, RB, Series A, 5.25%, 10/01/54	5,000	5,425,532
University of Florida Department of Housing & Residence Education Hsg Sys Rev, RB, Series A, (BAM-TCRS), 3.00%, 07/01/51	1,000	728,640
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	210	215,290
		29,146,256
Georgia — 2.4%
DeKalb County Housing Authority, Refunding RB, 4.13%, 12/01/34	1,820	1,787,268
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	195	188,964
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	950	1,009,463
Main Street Natural Gas, Inc., Refunding RB, Series E-2, 4.62%, 12/01/53(a)	2,830	2,840,952
		5,826,647
Hawaii — 0.8%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	740	740,499
AMT, 5.25%, 08/01/26	1,205	1,205,798
		1,946,297
Illinois — 4.7%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,225	1,247,740
Series A, 5.00%, 12/01/40	1,165	1,171,971
Illinois Finance Authority, Refunding RB
4.00%, 02/15/27(e)	30	30,727
4.00%, 02/15/41	970	926,109
Illinois Housing Development Authority, RB, S/F Housing, Series G, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	515	529,421
Illinois Municipal Electric Agency, Refunding RB, Series A, 5.00%, 02/01/32	880	884,599
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	4,885	4,896,381
Series A, 5.00%, 01/01/45	980	1,028,018
Series A, 4.00%, 01/01/46	1,000	939,200
		11,654,166
Indiana — 0.1%
Indiana Finance Authority, RB
5.00%, 06/01/51	220	191,900
5.00%, 06/01/56	190	163,269
		355,169
Iowa — 0.3%
Iowa Finance Authority, Refunding RB, Series A, 5.13%, 05/15/59	850	846,101
Security	Par (000)	Value
Kentucky — 0.9%
City of Henderson Kentucky, RB, Series A, AMT, 4.70%, 01/01/52(b)	$150	$ 143,587
Fayette County School District Finance Corp., RB, (BAM- TCRS), 5.00%, 06/01/47	1,995	2,104,587
		2,248,174
Louisiana — 2.3%
Louisiana Public Facilities Authority, RB, AMT, 5.50%, 09/01/59	1,070	1,134,298
New Orleans Aviation Board, Refunding RB, Series B, AMT, 5.25%, 01/01/45	4,275	4,501,635
		5,635,933
Maryland — 2.0%
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	2,450	2,496,196
Maryland Community Development Administration, Refunding RB, S/F Housing, Series C, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/49	1,095	1,031,518
Maryland Economic Development Corp., RB, Class B, AMT, Sustainability Bonds, 5.00%, 12/31/40	525	531,855
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/50	1,000	915,855
		4,975,424
Massachusetts — 1.6%
Commonwealth of Massachusetts, GOL
Series B, 3.00%, 04/01/49	1,300	989,024
Series D, 4.00%, 02/01/43	1,550	1,521,835
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	940	949,563
Series A, 5.00%, 01/01/47	420	423,466
		3,883,888
Michigan — 2.5%
Michigan Finance Authority, RB, 4.00%, 02/15/44	2,500	2,356,052
Michigan Finance Authority, Refunding RB
4.00%, 09/01/46	550	510,267
4.00%, 11/15/46	1,300	1,190,299
3.00%, 04/15/47(a)	755	750,897
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	895	905,028
Ottawa County Building Authority, RB, 4.00%, 05/01/47	500	489,452
		6,201,995
Minnesota — 1.1%
Minnesota Housing Finance Agency, RB, S/F Housing, Series M, Sustainability Bonds, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	1,520	1,618,671
State of Minnesota, GO, Series A, 5.00%, 08/01/44	1,000	1,101,565
		2,720,236
Mississippi — 2.0%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	2,225	2,260,238
State of Mississippi Gaming Tax Revenue, RB, Series A, 4.00%, 10/15/38	2,815	2,807,369
		5,067,607
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 5.25%, 02/01/48	330	343,952

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Montana — 0.1%
Montana Board of Housing, RB, S/F Housing, Series B-2, 3.60%, 12/01/47	$165	$ 137,766
Nebraska — 0.9%
Omaha Airport Authority, ARB, AMT, (AGC), 5.25%, 12/15/54	2,185	2,317,491
Nevada — 0.6%
City of Las Vegas Nevada Special Improvement District No. 814, SAB
4.00%, 06/01/39	120	110,365
4.00%, 06/01/44	310	271,147
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	580	600,769
5.00%, 07/01/45	400	409,908
		1,392,189
New Hampshire — 1.1%
National Finance Authority Affordable Housing Certificates, Series 2024-1, Class A, 4.15%, 10/20/40	2,310	2,259,549
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, Sustainability Bonds, 4.25%, 07/20/41	550	537,235
		2,796,784
New Jersey — 6.0%
New Jersey Economic Development Authority, RB
5.00%, 06/15/34	635	683,775
5.00%, 06/15/36	810	867,770
Series A, 5.00%, 06/15/47	2,500	2,548,140
AMT, (AGM), 5.00%, 01/01/31	1,355	1,359,176
AMT, 5.38%, 01/01/43	1,940	1,943,419
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,500	1,417,789
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 4.25%, 12/01/45	235	233,966
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	935	895,381
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,355	1,364,306
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,880	1,855,691
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	1,008,552
Sub-Series B, 5.00%, 06/01/46	755	757,235
		14,935,200
New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	135	136,036
New York — 10.7%
City of New York, GO, Series D, 4.00%, 04/01/50	1,190	1,113,446
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	760	760,237
Series 1, 4.00%, 02/15/43	1,750	1,719,416
Series A, Sustainability Bonds, 3.00%, 11/15/51	210	158,191
New York State Dormitory Authority, Refunding RB
Class A, 5.25%, 05/01/54	1,900	2,034,226
Series A, 5.00%, 05/01/36	3,500	3,517,602
Series A, 4.00%, 03/15/54	3,525	3,363,658
New York State Thruway Authority, RB, Sustainability Bonds, 4.13%, 03/15/56	1,675	1,603,852
Security	Par (000)	Value
New York (continued)
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	$465	$ 498,466
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,025	1,069,335
AMT, 4.00%, 04/30/53	605	504,768
AMT, Sustainability Bonds, 5.38%, 06/30/60	5,350	5,496,165
New York Transportation Development Corp., Refunding RB, Series A, AMT, Sustainability Bonds, (AGC), 5.25%, 12/31/54	2,055	2,171,215
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, Sustainability Bonds, 5.50%, 05/15/52	1,550	1,694,121
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	902,144
		26,606,842
North Carolina — 2.5%
City of Raleigh North Carolina Combined Enterprise System Revenue, Refunding RB, Series A, 4.00%, 12/01/35	1,200	1,201,957
University of North Carolina at Chapel Hill, Refunding RB, Series A, 3.57%, 12/01/41(a)	4,970	4,970,178
		6,172,135
North Dakota — 0.4%
City of Grand Forks North Dakota, RB, Series A, (AGM), 5.00%, 12/01/48	880	904,361
Ohio — 2.4%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	490	437,538
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,155	1,937,920
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	270	293,940
State of Ohio, RB, Series P3, AMT, 5.00%, 12/31/39	1,325	1,329,538
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,275	2,074,036
		6,072,972
Oklahoma — 2.3%
Oklahoma Turnpike Authority, RB
5.50%, 01/01/53	2,055	2,231,690
Series A, 4.00%, 01/01/48	3,600	3,449,050
		5,680,740
Oregon — 0.3%
City of Portland Oregon Sewer System Revenue, Refunding RB, Series A, 2nd Lien, 10/01/49(f)	735	792,684
Pennsylvania — 13.6%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM), 5.50%, 01/01/53	670	708,121
Allegheny County Hospital Development Authority, RB, Series D2, 2.95%, 11/15/47(a)	1,040	1,026,667
Bucks County Industrial Development Authority, RB, 4.00%, 07/01/46	200	174,908
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.00%, 10/01/52	2,000	2,020,887
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 4.50%, 09/01/48	1,415	1,451,418
Geisinger Authority, Refunding RB
4.00%, 04/01/50	3,080	2,825,802
Series A-1, 4.00%, 02/15/47	2,815	2,596,044
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	675	680,837
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
Montgomery County Higher Education and Health Authority, Refunding RB, Class B, 4.00%, 05/01/52	$2,115	$ 1,921,654
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	590	599,542
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	5,930	5,915,605
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.50%, 06/30/43	515	552,434
AMT, 5.25%, 06/30/53	1,000	1,032,036
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B2, 5.00%, 11/01/54	2,500	2,590,288
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 125B, AMT, 3.65%, 10/01/42	1,500	1,345,609
Series 143A, Sustainability Bonds, 5.45%, 04/01/51	3,300	3,461,782
Pennsylvania Turnpike Commission, RB
Series A, Subordinate, 5.00%, 12/01/37	750	804,317
Series A-1, Subordinate, 5.00%, 12/01/46	1,300	1,305,004
Philadelphia Authority for Industrial Development, RB, 5.25%, 11/01/52	1,285	1,374,616
Pittsburgh School District, GOL, (SAW), 3.00%, 09/01/41	1,165	978,026
School District of Philadelphia, GOL, Series A, (SAW), 5.50%, 09/01/48	400	441,229
		33,806,826
Puerto Rico — 5.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	5,039	4,927,412
Series A-1, Restructured, 5.00%, 07/01/58	4,269	4,255,905
Series A-2, Restructured, 4.78%, 07/01/58	264	260,273
Series A-2, Restructured, 4.33%, 07/01/40	1,709	1,692,815
Series B-2, Restructured, 4.78%, 07/01/58	394	386,485
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(g)	4,757	1,559,204
		13,082,094
South Carolina — 1.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,970	2,118,596
South Carolina Jobs-Economic Development Authority, RB(b)
5.00%, 01/01/55	825	704,449
7.50%, 08/15/62	390	378,448
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	860	876,373
		4,077,866
Tennessee — 1.7%
Memphis-Shelby County Airport Authority, ARB, Series A, AMT, 5.00%, 07/01/49	3,000	3,076,296
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series A, Senior Lien, (AGM), 5.25%, 07/01/48	1,020	1,102,685
		4,178,981
Texas — 7.9%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	410	412,237
7.88%, 11/01/62	360	373,472
Security	Par (000)	Value
Texas (continued)
Aubrey Independent School District, GO, (PSF-GTD), 4.00%, 02/15/52	$1,000	$ 919,724
City of Austin Texas Airport System Revenue, ARB, AMT, 5.00%, 11/15/33	2,500	2,500,174
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/37	360	386,991
Dallas Independent School District, Refunding GO, (PSF- GTD), 4.00%, 02/15/53	900	852,525
Del Valle Independent School District Texas, GO, (PSF- GTD), 4.00%, 06/15/47	1,410	1,355,048
EP Royal Estates PFC, RB, M/F Housing, 4.25%, 10/01/39	335	321,251
Gunter Independent School District, GO, (PSF-GTD), 4.00%, 02/15/53	815	753,108
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	440	408,714
Tarrant County Cultural Education Facilities Finance Corp., RB
5.00%, 11/15/51	1,620	1,693,310
Series B, 5.00%, 07/01/36	2,500	2,630,813
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 11/15/40	2,500	2,470,617
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	232,773
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	2,935	3,110,562
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.50%, 12/31/58	1,050	1,105,941
		19,527,260
Utah — 1.2%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	135	136,345
County of Utah, RB
Series A, 3.00%, 05/15/50	1,840	1,401,315
Series B, 4.00%, 05/15/47	1,340	1,235,489
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40(b)	325	314,692
		3,087,841
Virginia — 1.4%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	955	920,947
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	2,525	2,537,300
		3,458,247
Washington — 1.1%
County of King Washington Sewer Revenue, Refunding RB, Series A, Junior Lien, 2.48%, 01/01/40(a)	615	609,343
Washington Health Care Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	875	902,403
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.22%, 03/20/40(a)	893	865,075
Washington State Housing Finance Commission, Refunding RB
Series A, 5.00%, 07/01/43	215	221,633
Series A, 5.00%, 07/01/48	205	208,033
		2,806,487

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
West Virginia — 1.1%
West Virginia Parkways Authority, RB, Senior Lien, 4.00%, 06/01/51	$2,810	$ 2,617,702
Wisconsin — 1.8%
Public Finance Authority, RB
Class A, 5.00%, 06/15/51(b)	550	461,684
Series A, 5.00%, 07/01/55(b)	305	274,966
Series A-1, 4.50%, 01/01/35(b)	475	471,149
Series A, AMT, Senior Lien, 5.75%, 07/01/49	1,350	1,441,415
Public Finance Authority, Refunding RB
5.00%, 09/01/49(b)	285	268,933
5.25%, 11/15/55	475	495,212
Series B, AMT, 5.00%, 07/01/42	990	975,947
		4,389,306
Wyoming — 0.3%
University of Wyoming, RB, Series C, (AGM), 4.00%, 06/01/51	855	781,704
Total Municipal Bonds — 112.3% (Cost: $277,949,932)		278,840,804
Municipal Bonds Transferred to Tender Option Bond Trusts(h)
Florida — 4.4%
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/48	6,218	6,614,573
Hillsborough County Aviation Authority, ARB, Class B, AMT, 5.50%, 10/01/54	4,100	4,391,467
		11,006,040
Massachusetts — 4.3%
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 10/01/51	10,005	10,580,002
Missouri — 1.8%
Health & Educational Facilities Authority of the State of Missouri, RB, 4.00%, 06/01/53(i)	4,996	4,470,253
New York — 10.8%
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/63	3,373	3,583,005
New York State Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	4,995	4,829,879
New York Transportation Development Corp., RB, AMT, Sustainability Bonds, (AGM), 5.13%, 06/30/60	10,000	10,287,762
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.50%, 05/15/63	8,264	8,170,679
		26,871,325
Oregon — 2.3%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 30A, AMT, Sustainability Bonds, 5.25%, 07/01/45	5,324	5,682,400
Pennsylvania — 5.1%
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, Series B, (AGM), 5.50%, 09/01/53	2,831	3,117,064
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 143A, Sustainability Bonds, 5.38%, 10/01/46	3,989	4,130,705
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	4,995	5,371,063
		12,618,832
Security	Par (000)	Value
South Carolina — 4.3%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	$10,005	$ 10,794,156
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.0% (Cost: $81,154,038)		82,023,008
Total Long-Term Investments — 145.3% (Cost: $359,103,970)		360,863,812
Short-Term Securities
Commercial Paper — 1.6%
Metropolitan Government Nashville & Davidson County Sports Authority, RB, 0.00%, 02/10/25	4,000	4,000,369

	Shares
	Money Market Funds — 5.4%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 1.99%(j)(k)	13,216,872	13,218,194
	Total Short-Term Securities — 7.0% (Cost: $17,218,194)	17,218,563
	Total Investments — 152.3% (Cost: $376,322,164)	378,082,375
	Other Assets Less Liabilities — 0.6%	1,741,959
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.5)%	(53,497,290)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (31.4)%	(78,000,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 248,327,044

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Non-income producing security.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	When-issued security.
(g)	Zero-coupon bond.
(h)
Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(i)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 1, 2046, is $3,433,909. See Note 4 of the Notes to
Financial Statements for details.

(j)	Affiliate of the Trust.
(k)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the six months ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 401,079	$ 12,817,084 (a)	$ —	$ 152	$ (121)	$ 13,218,194	13,216,872	$ 143,103	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	120	03/20/25	$ 13,078	$ (75,214)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ —	$ —	$ 75,214	$ —	$ 75,214

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (75,214)	$ —	$ (75,214)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — short	$6,539,063
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Semi-Annual Report to Shareholders

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 278,840,804	$ —	$ 278,840,804
Municipal Bonds Transferred to Tender Option Bond Trusts	—	82,023,008	—	82,023,008
Short-Term Securities
Commercial Paper	—	4,000,369	—	4,000,369
Money Market Funds	13,218,194	—	—	13,218,194
	$13,218,194	$364,864,181	$—	$378,082,375
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$ (75,214)	$ —	$ —	$ (75,214)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(53,114,537)	$—	$(53,114,537)
VMTP Shares at Liquidation Value	—	(78,000,000)	—	(78,000,000)
	$—	$(131,114,537)	$—	$(131,114,537)
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities (unaudited)
January 31, 2025

	BFZ	BTT	BYM	MUC
ASSETS
Investments, at value — unaffiliated(a)	$ 578,959,057	$ 2,287,226,814	$ 478,392,730	$ 1,751,364,508
Investments, at value — affiliated(b)	558,271	88,652,792	12,862,657	88,983,907
Cash	—	—	—	2,269
Cash pledged for futures contracts	681,000	—	—	—
Receivables:
Investments sold	—	260,000	3,988,987	10,975,809
TOB Trust	—	—	—	13,333,980
Dividends — affiliated	21,861	115,615	23,158	72,160
Interest — unaffiliated	7,427,286	20,242,759	4,808,569	22,053,310
Variation margin on futures contracts	89,165	—	—	—
Prepaid expenses	238,810	866,699	—	12,839
Total assets	587,975,450	2,397,364,679	500,076,101	1,886,798,782
ACCRUED LIABILITIES
Bank overdraft	—	—	1,234	—
Payables:
Investments purchased	—	—	2,616,873	41,836,170
Accounting services fees	23,537	121,291	35,456	101,267
Custodian fees	3,458	12,301	2,944	9,523
Income dividend distributions — Common Shares	1,773,755	3,044,394	1,437,635	5,038,840
Interest expense and fees	268,850	689,327	621,827	859,137
Investment advisory fees	256,464	803,543	200,165	827,415
Trustees’ and Officer’s fees	73,549	10,922	49,273	585,937
Other accrued expenses	26,805	67,787	20,022	54,258
Professional fees	30,497	30,663	31,544	24,241
Reorganization costs	—	—	27,896	—
Transfer agent fees	19,585	32,618	15,640	—
Total accrued liabilities	2,476,500	4,812,846	5,060,509	49,336,788
OTHER LIABILITIES
TOB Trust Certificates	38,179,992	69,569,982	78,116,880	162,579,986
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	171,087,360	749,863,101	—	525,849,290
VMTP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	—	—	97,600,000	—
Total other liabilities	209,267,352	819,433,083	175,716,880	688,429,276
Total liabilities	211,743,852	824,245,929	180,777,389	737,766,064
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 376,231,598	$ 1,573,118,750	$ 319,298,712	$ 1,149,032,718
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$ 422,349,933	$ 1,589,486,071	$ 354,843,840	$ 1,331,157,322
Accumulated loss	(46,118,335)	(16,367,321)	(35,545,128)	(182,124,604)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 376,231,598	$ 1,573,118,750	$ 319,298,712	$ 1,149,032,718
Net asset value per Common Share	$ 12.51	$ 23.98	$ 12.33	$ 12.20
(a) Investments, at cost—unaffiliated	$568,920,675	$2,310,468,450	$463,092,010	$1,717,874,237
(b) Investments, at cost—affiliated	$558,271	$88,652,792	$12,862,614	$88,983,907
(c) Preferred Shares outstanding	1,713	7,500	976	5,264
(d) Preferred Shares authorized	3,426	7,650	Unlimited	26,128
(e) Par value per Preferred Share	$0.001	$0.001	$0.001	$0.10
(f) Common Shares outstanding	30,063,645	65,611,952	25,903,340	94,183,923
(g) Common Shares authorized	Unlimited	Unlimited	Unlimited	199,973,872
(h) Par value per Common Share	$0.001	$0.001	$0.001	$0.10
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Assets and Liabilities (unaudited) (continued)
January 31, 2025

MUE
ASSETS
Investments, at value — unaffiliated(a)	$ 364,864,181
Investments, at value — affiliated(b)	13,218,194
Cash pledged for futures contracts	243,000
Receivables:
Dividends — affiliated	15,875
Interest — unaffiliated	3,601,846
Variation margin on futures contracts	30,000
Total assets	381,973,096
ACCRUED LIABILITIES
Payables:
Investments purchased	788,824
Accounting services fees	32,854
Custodian fees	2,061
Income dividend distributions — Common Shares	1,117,822
Interest expense and fees	382,753
Investment advisory fees	147,905
Trustees’ and Officer’s fees	1,797
Other accrued expenses	24,626
Professional fees	29,671
Transfer agent fees	3,202
Total accrued liabilities	2,531,515
OTHER LIABILITIES
TOB Trust Certificates	53,114,537
VMTP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)(e)	78,000,000
Total other liabilities	131,114,537
Total liabilities	133,646,052
Commitments and contingent liabilities
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 248,327,044
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(f)(g)(h)	$ 283,066,296
Accumulated loss	(34,739,252)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$ 248,327,044
Net asset value per Common Share	$ 11.33
(a) Investments, at cost—unaffiliated	$363,103,970
(b) Investments, at cost—affiliated	$13,218,194
(c) Preferred Shares outstanding	780
(d) Preferred Shares authorized	9,490
(e) Par value per Preferred Share	$0.10
(f) Common Shares outstanding	21,918,068
(g) Common Shares authorized	199,990,510
(h) Par value per Common Share	$0.10
See notes to financial statements.
Financial Statements

Statements of Operations (unaudited)
Six Months Ended January 31, 2025

	BFZ	BTT	BYM	MUC
INVESTMENT INCOME
Dividends — affiliated	$90,397	$607,541	$159,359	$798,569
Interest — unaffiliated	12,381,386	40,754,150	11,094,462	39,625,955
Total investment income	12,471,783	41,361,691	11,253,821	40,424,524
EXPENSES
Investment advisory	1,645,082	4,833,222	1,367,867	5,181,630
Liquidity fees	437,626	2,732,976	—	1,344,813
Remarketing fees on Preferred Shares	61,011	381,013	—	187,485
Professional	36,312	55,861	39,556	55,186
Accounting services	23,038	116,885	34,102	97,822
Transfer agent	19,844	29,368	21,109	47,453
Trustees and Officer	15,346	47,032	12,460	61,947
Registration	5,251	11,897	4,521	16,226
Printing and postage	4,084	5,863	1,427	4,455
Custodian	3,625	12,131	3,177	9,678
Reorganization	—	—	28,215	—
Miscellaneous	35,178	45,174	51,211	41,144
Total expenses excluding interest expense, fees and amortization of offering costs	2,286,397	8,271,422	1,563,645	7,047,839
Interest expense, fees and amortization of offering costs(a)	3,760,113	13,864,129	3,470,741	12,447,348
Total expenses	6,046,510	22,135,551	5,034,386	19,495,187
Less:
Fees waived and/or reimbursed by the Manager	(225,793)	(22,273)	(200,036)	(699,849)
Total expenses after fees waived and/or reimbursed	5,820,717	22,113,278	4,834,350	18,795,338
Net investment income	6,651,066	19,248,413	6,419,471	21,629,186
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	471,170	2,721,157	1,059,177	(556,976)
Futures contracts	(81,884)	—	(814,230)	(3,081,786)
	389,286	2,721,157	244,947	(3,638,762)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(6,221,395)	2,770,489	(7,943,271)	(27,203,274)
Investments — affiliated	—	—	(1)	—
Futures contracts	(537,102)	—	403,362	1,502,828
	(6,758,497)	2,770,489	(7,539,910)	(25,700,446)
Net realized and unrealized gain (loss)	(6,369,211)	5,491,646	(7,294,963)	(29,339,208)
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$281,855	$24,740,059	$(875,492)	$(7,710,022)
(a) Related to TOB Trusts, VMTP and/or VRDP Shares.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Operations (unaudited) (continued)
Six Months Ended January 31, 2025

MUE
INVESTMENT INCOME
Dividends — affiliated	$143,103
Interest — unaffiliated	8,197,017
Total investment income	8,340,120
EXPENSES
Investment advisory	1,045,265
Professional	36,761
Accounting services	32,016
Transfer agent	26,182
Trustees and Officer	8,257
Printing and postage	4,745
Registration	4,293
Custodian	2,057
Miscellaneous	51,952
Total expenses excluding interest expense, fees and amortization of offering costs	1,211,528
Interest expense, fees and amortization of offering costs(a)	2,584,679
Total expenses	3,796,207
Less:
Fees waived and/or reimbursed by the Manager	(167,481)
Total expenses after fees waived and/or reimbursed	3,628,726
Net investment income	4,711,394
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(27,963)
Investments — affiliated	152
(27,811)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(4,500,972)
Investments — affiliated	(121)
Futures contracts	(75,214)
(4,576,307)
Net realized and unrealized loss	(4,604,118)
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$107,276
(a) Related to TOB Trusts and/or VMTP Shares.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	BFZ		BTT
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$6,651,066	$11,951,006	$19,248,413	$37,064,900
Net realized gain (loss)	389,286	(7,608,553)	2,721,157	(606,301)
Net change in unrealized appreciation (depreciation)	(6,758,497)	7,667,937	2,770,489	10,193,913
Net increase in net assets applicable to Common Shareholders resulting from operations	281,855	12,010,390	24,740,059	46,652,512
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(10,642,530)(b)	(14,235,705)	(18,266,367)	(39,168,261)
Return of capital	—	(3,261,893)	—	—
Decrease in net assets resulting from distributions to Common Shareholders	(10,642,530)	(17,497,598)	(18,266,367)	(39,168,261)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(2,247,478)	—	(101,079,340)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	(10,360,675)	(7,734,686)	6,473,692	(93,595,089)
Beginning of period	386,592,273	394,326,959	1,566,645,058	1,660,240,147
End of period	$376,231,598	$386,592,273	$1,573,118,750	$1,566,645,058

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Changes in Net Assets (continued)

	BYM		MUC
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$6,419,471	$12,157,072	$21,629,186	$40,555,015
Net realized gain (loss)	244,947	(15,992,760)	(3,638,762)	(60,895,700)
Net change in unrealized appreciation (depreciation)	(7,539,910)	16,848,462	(25,700,446)	58,380,936
Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(875,492)	13,012,774	(7,710,022)	38,040,251
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(8,470,392)(b)	(13,440,031)	(29,291,200)(b)	(44,717,738)
Return of capital	—	(1,413,135)	—	(4,569,504)
Decrease in net assets resulting from distributions to Common Shareholders	(8,470,392)	(14,853,166)	(29,291,200)	(49,287,242)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(3,332,710)	—	(12,545,146)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total decrease in net assets applicable to Common Shareholders	(9,345,884)	(5,173,102)	(37,001,222)	(23,792,137)
Beginning of period	328,644,596	333,817,698	1,186,033,940	1,209,826,077
End of period	$319,298,712	$328,644,596	$1,149,032,718	$1,186,033,940

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets (continued)

	MUE
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24
INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
OPERATIONS
Net investment income	$4,711,394	$8,647,040
Net realized loss	(27,811)	(6,211,412)
Net change in unrealized appreciation (depreciation)	(4,576,307)	11,636,129
Net increase in net assets applicable to Common Shareholders resulting from operations	107,276	14,071,757
DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
From net investment income	(6,443,912)(b)	(9,528,291)
Return of capital	—	(928,904)
Decrease in net assets resulting from distributions to Common Shareholders	(6,443,912)	(10,457,195)
CAPITAL SHARE TRANSACTIONS
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(3,204,845)
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase (decrease) in net assets applicable to Common Shareholders	(6,336,636)	409,717
Beginning of period	254,663,680	254,253,963
End of period	$248,327,044	$254,663,680

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Statements of Cash Flows (unaudited)
Six Months Ended January 31, 2025

	BFZ	BTT	BYM	MUC
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase (decrease) in net assets resulting from operations	$281,855	$24,740,059	$(875,492)	$(7,710,022)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	144,757,838	239,953,943	43,464,208	310,989,014
Purchases of long-term investments	(146,367,799)	(209,212,842)	(46,249,870)	(297,759,713)
Net proceeds from sales (purchases) of short-term securities	3,311,372	(36,878,050)	(10,129,463)	(6,483,670)
Amortization of premium and accretion of discount on investments and other fees	691,877	6,270,634	(1,028,343)	983,127
Net realized (gain) loss on investments	(471,170)	(2,721,157)	(1,059,177)	556,976
Net unrealized (appreciation) depreciation on investments	6,221,395	(2,770,489)	7,943,272	27,203,274
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(18,097)	(36,517)	(11,745)	13,962
Interest — unaffiliated	428,842	(273,081)	(158,166)	(1,458,599)
Variation margin on futures contracts	(89,165)	—	—	—
Prepaid expenses	(419,687)	(817,693)	37,695	(516,603)
Increase (Decrease) in Liabilities
Payables
Accounting services fees	11,484	57,813	16,961	48,454
Custodian fees	1,874	6,074	1,656	4,924
Interest expense and fees	9,876	(98,061)	3,460	(25,870)
Investment advisory fees	17,264	258	63,141	70,521
Trustees’ and Officer’s fees	3,263	(111)	2,048	(22,285)
Other accrued expenses	13,219	41,858	5,295	40,967
Professional fees	(15,976)	(25,888)	(5,347)	(24,554)
Proxy fees	(83,023)	—	—	—
Reorganization costs	—	—	27,896	—
Transfer agent fees	6,718	(11,401)	(2,063)	(19,498)
Variation margin on futures contracts	—	—	(94,749)	(361,203)
Net cash provided by (used for) operating activities	8,291,960	18,225,349	(8,048,783)	25,529,202
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(10,642,530)	(18,266,369)	(8,392,682)	(28,820,280)
Repayments of TOB Trust Certificates	(5,335,000)	—	—	(33,329,999)
Proceeds from TOB Trust Certificates	8,369,994	—	16,134,998	35,391,013
Decrease in bank overdraft	(4,976)	(22,907)	(5,533)	(19,004)
Amortization of deferred offering costs	1,552	63,927	—	4,337
Net cash provided by (used for) for financing activities	(7,610,960)	(18,225,349)	7,736,783	(26,773,933)
CASH
Net increase (decrease) in restricted and unrestricted cash	681,000	—	(312,000)	(1,244,731)
Restricted and unrestricted cash at beginning of period	—	—	312,000	1,247,000
Restricted and unrestricted cash at end of period	$681,000	$—	$—	$2,269
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$3,748,685	$13,898,263	$3,467,281	$12,468,881
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$—	$—	$—	$2,269
Cash pledged
Futures contracts	681,000	—	—	—
	$681,000	$—	$—	$2,269
See notes to financial statements.
Financial Statements

Statements of Cash Flows (unaudited) (continued)
Six Months Ended January 31, 2025

MUE
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$107,276
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	61,335,650
Purchases of long-term investments	(75,648,497)
Net purchases of short-term securities	(3,817,084)
Amortization of premium and accretion of discount on investments and other fees	240,729
Net realized loss on investments	27,811
Net unrealized depreciation on investments	4,501,093
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	(4,966)
Interest — unaffiliated	150,984
Variation margin on futures contracts	(30,000)
Prepaid expenses	35,518
Increase (Decrease) in Liabilities
Payables
Accounting services fees	15,929
Custodian fees	1,033
Interest expense and fees	74,989
Investment advisory fees	49,587
Trustees’ and Officer’s fees	(5)
Other accrued expenses	13,719
Professional fees	(9,181)
Transfer agent fees	(6,223)
Net cash used for operating activities	(12,961,638)
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(6,312,403)
Proceeds from TOB Trust Certificates	19,522,880
Decrease in bank overdraft	(5,839)
Net cash provided by financing activities	13,204,638
CASH
Net increase in restricted and unrestricted cash	243,000
Restricted and unrestricted cash at beginning of period	—
Restricted and unrestricted cash at end of period	$243,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$2,509,690
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash pledged
Futures contracts	243,000
$243,000
See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights
(For a share outstanding throughout each period)

	BFZ
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$12.86	$13.03	$13.41	$16.29	$15.86	$15.25
Net investment income(a)	0.22	0.40	0.41	0.53	0.54	0.48
Net realized and unrealized gain (loss)	(0.22)	0.01	(0.33)	(2.82)	0.37	0.60
Net increase (decrease) from investment operations	—	0.41	0.08	(2.29)	0.91	1.08
Distributions to Common Shareholders(b)
From net investment income	(0.35)(c)	(0.47)	(0.46)	(0.51)	(0.48)	(0.47)
From net realized gain	—	—	—	(0.08)	—	—
Return of capital	—	(0.11)	—	—	—	—
Total distributions to Common Shareholders	(0.35)	(0.58)	(0.46)	(0.59)	(0.48)	(0.47)
Net asset value, end of period	$12.51	$12.86	$13.03	$13.41	$16.29	$15.86
Market price, end of period	$11.28	$12.03	$11.59	$11.65	$15.01	$13.79
Total Return Applicable to Common Shareholders(d)
Based on net asset value	0.26%(e)	3.78%	1.20%	(13.93)%	6.24%	7.69%
Based on market price	(3.36)%(e)	9.14%	3.62%	(18.85)%	12.59%	5.77%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.13%(g)	3.43%(h)	2.95%(i)	1.67%	1.49%	2.17%
Total expenses after fees waived and/or reimbursed	3.01%(g)	3.39%(h)	2.95%(i)	1.67%	1.49%	2.17%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs	1.07%(g)(j)(k)	1.07%(h)(l)	1.05%(i)(l)	1.02%(l)	1.01%(l)	1.02%(l)
Net investment income to Common Shareholders	3.44%(g)	3.12%	3.17%	3.56%	3.37%	3.14%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$376,232	$386,592	$394,327	$417,250	$510,656	$500,353
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$171,300	$—	$—	$—	$—	$—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$279,603 (m)	$—	$—	$—	$—	$—
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$—	$171,300	$171,300	$171,300	$171,300	$171,300
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$—	$287,262 (n)	$291,013 (n)	$254,015 (n)	$398,106 (o)	$392,092 (o)
TOB Trust Certificates, end of period (000)	$38,180	$35,145	$35,140	$99,616	$143,276	$143,276
Asset coverage per $1,000 of TOB Trust Certificates, end of period(p)	$15,335	$16,874	$17,096	$6,908	N/A	N/A
Portfolio turnover rate	25%	65%	94%	59%	19%	38%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)
Includes non-recurring expenses of proxy fees and reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 3.24%, 3.20% and 0.88%, respectively.

(i)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs would have been 2.86%, 2.86% and 0.96%, respectively.

(j)
For the six months ended January 31, 2025, the total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.81%.

(k)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP/VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(l)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(m)
Calculated by subtracting the Trust’s total liabilities (not including VRDP Shares) from the Trust’s total assets and dividing this by the liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(n)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)
(o)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares) from the Trust’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(p)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Trust’s total liabilities (not including
VRDP/VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BTT
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$23.88	$23.55	$24.27	$27.32	$26.31	$25.60
Net investment income(a)	0.29	0.55	0.60	0.93	1.00	0.92
Net realized and unrealized gain (loss)	0.09	0.36	(0.62)	(3.23)	0.76	0.54
Net increase (decrease) from investment operations	0.38	0.91	(0.02)	(2.30)	1.76	1.46
Distributions to Common Shareholders from net investment income(b)	(0.28)	(0.58)	(0.70)	(0.75)	(0.75)	(0.75)
Net asset value, end of period	$23.98	$23.88	$23.55	$24.27	$27.32	$26.31
Market price, end of period	$21.04	$21.12	$21.00	$23.65	$26.27	$24.78
Total Return Applicable to Common Shareholders(c)
Based on net asset value	1.74%(d)	4.27%	0.29%	(8.41)%	6.92%	6.04%
Based on market price	0.93%(d)	3.42%	(8.22)%	(7.17)%	9.16%	8.84%
Ratios to Average Net Assets Applicable to Common Shareholders(e)
Total expenses	2.78%(f)	2.97%	2.52%	1.17%	1.01%	1.56%
Total expenses after fees waived and/or reimbursed	2.78%(f)	2.96%	2.52%	1.17%	1.01%	1.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(g)	1.04%(f)(h)	0.65%	0.64%	0.65%	0.65%	0.67%
Net investment income to Common Shareholders	2.42%(f)	2.33%	2.54%	3.64%	3.74%	3.60%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$1,573,119	$1,566,645	$1,660,240	$1,711,088	$1,926,028	$1,854,873
RVMTP Shares outstanding at $5,000,000 liquidation value, end of period (000)	$—	$—	$750,000	$750,000	$750,000	$750,000
Asset coverage per RVMTP Shares at $5,000,000 liquidation value, end of period	$—	$—	$15,128,727 (i)	$13,753,263 (i)	$17,840,188 (j)	$17,365,817 (j)
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$750,000	$750,000	$—	$—	$—	$—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$291,944 (k)	$291,155 (k)	$—	$—	$—	$—
TOB Trust Certificates, end of period (000)	$69,570	$69,570	$69,570	$227,400	$233,220	$261,820
Asset coverage per $1,000 of TOB Trust Certificates, end of period(l)	$34,391	$34,297	$35,641	$11,822	N/A	N/A
Portfolio turnover rate	9%	10%	13%	17%	9%	5%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
(g)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP/RVMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(h)
For the six months ended January 31, 2025, the total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.65%.

(i)
Calculated by subtracting the Trust’s total liabilities (not including RVMTP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the RVMTP Shares, and by multiplying the results by 5,000,000.

(j)
Calculated by subtracting the Trust’s total liabilities (not including RVMTP Shares) from the Trust’s total assets and dividing this by the liquidation value of the RVMTP Shares, and by multiplying the results by 5,000,000.

(k)
Calculated by subtracting the Trust’s total liabilities (not including VRDP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VRDP Shares, and by multiplying the results by 100,000.

(l)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Trust’s total liabilities (not including
VRDP Shares and TOBs) from the Trust’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BYM
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Period from 09/01/21 to 07/31/22	Year Ended 08/31/21	Year Ended 08/31/20	Year Ended 08/31/19

Net asset value, beginning of period	$12.69	$12.73	$13.56	$15.95	$15.57	$15.72	$14.70
Net investment income(a)	0.25	0.47	0.48	0.58	0.70	0.66	0.61
Net realized and unrealized gain (loss)	(0.28)	0.06	(0.80)	(2.33)	0.37	(0.23)	1.04
Net increase (decrease) from investment operations	(0.03)	0.53	(0.32)	(1.75)	1.07	0.43	1.65
Distributions to Common Shareholders(b)
From net investment income	(0.33)(c)	(0.52)	(0.46)	(0.64)	(0.69)	(0.58)	(0.63)
Return of capital	—	(0.05)	(0.05)	—	—	—	—
Total distributions to Common Shareholders	(0.33)	(0.57)	(0.51)	(0.64)	(0.69)	(0.58)	(0.63)
Net asset value, end of period	$12.33	$12.69	$12.73	$13.56	$15.95	$15.57	$15.72
Market price, end of period	$11.20	$11.83	$11.23	$13.34	$16.06	$14.19	$14.19
Total Return Applicable to Common Shareholders(d)
Based on net asset value	(0.06)%(e)	4.95%	(1.81)%	(10.99)%(e)	7.14%	3.20%	12.12%
Based on market price	(2.62)%(e)	10.91%	(11.95)%	(13.04)%(e)	18.36%	4.19%	13.66%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	3.05%(g)(h)(i)	3.31%	3.15%	1.68%(g)	1.49%	2.02%	2.53%
Total expenses after fees waived and/or reimbursed	2.93%(g)(h)(i)	3.25%	3.15%	1.68%(g)	1.49%	2.02%	2.53%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees, amortization of offering costs and reorganization costs	0.81%(g)	0.88%	0.96%	0.97%(g)	0.96%	0.98%	0.98%
Net investment income to Common Shareholders	3.90%(g)	3.77%	3.79%	4.35%(g)	4.41%	4.31%	4.13%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$319,299	$328,645	$333,818	$358,161	$421,245	$411,138	$415,127
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$97,600	$97,600	$137,200	$137,200	$137,200	$137,200	$137,200
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$281,712 (j)	$305,941 (j)	$288,190 (j)	$258,385 (j)	$407,030 (k)	$399,664 (k)	$402,571 (k)
TOB Trust Certificates, end of period (000)	$78,117	$61,982	$40,183	$88,933	$107,358	$121,029	$118,726
Asset coverage per $1,000 of TOB Trust Certificates, end of period(l)	$6,337	$7,877	$12,722	$6,570	N/A	N/A	N/A
Portfolio turnover rate	10%	53%	26%	32%	5%	13%	15%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Includes non-recurring expenses of reorganization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.05% and 2.92%, respectively.
(i)
Reorganization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 3.06% and 2.94%, respectively.

(j)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(k)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares) from the Trust’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(l)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Trust’s total liabilities (not including
VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MUC
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$12.59	$12.68	$13.42	$16.16	$15.95	$15.56
Net investment income(a)	0.23	0.43	0.43	0.58	0.65	0.58
Net realized and unrealized gain (loss)	(0.31)	0.00 (b)	(0.69)	(2.66)	0.21	0.35
Net increase (decrease) from investment operations	(0.08)	0.43	(0.26)	(2.08)	0.86	0.93
Distributions to Common Shareholders(c)
From net investment income	(0.31)(d)	(0.47)	(0.42)	(0.66)	(0.65)	(0.54)
Return of capital	—	(0.05)	(0.06)	—	—	—
Total distributions to Common Shareholders	(0.31)	(0.52)	(0.48)	(0.66)	(0.65)	(0.54)
Net asset value, end of period	$12.20	$12.59	$12.68	$13.42	$16.16	$15.95
Market price, end of period	$10.85	$11.15	$10.85	$12.58	$16.09	$14.67
Total Return Applicable to Common Shareholders(e)
Based on net asset value	(0.36)%(f)	4.21%	(1.27)%	(12.92)%	5.78%	6.55%
Based on market price	0.06%(f)	7.86%	(9.87)%	(18.01)%	14.52%	8.92%
Ratios to Average Net Assets Applicable to Common Shareholders(g)
Total expenses	3.28%(h)	3.33%	2.93%	1.75%(i)	1.46%	2.11%
Total expenses after fees waived and/or reimbursed	3.17%(h)	3.28%	2.87%	1.69%(i)	1.41%	2.05%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs	1.07%(h)(j)(k)	0.86%(l)	0.89%(l)	0.96%(i)(l)	0.92%(l)	0.92%(l)
Net investment income to Common Shareholders	3.64%(h)	3.47%	3.42%	4.08%	4.11%	3.75%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$1,149,033	$1,186,034	$1,209,826	$1,309,300	$662,892	$653,836
VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$526,400	$—	$—	$—	$—	$—
Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$266,773 (m)	$—	$—	$—	$—	$—
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$—	$526,400	$526,400	$526,400	$254,000	$254,000
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$—	$276,078 (n)	$293,143 (n)	$249,806 (n)	$360,981 (o)	$357,416 (o)
TOB Trust Certificates, end of period (000)	$162,580	$147,185	$99,990	$347,600	$152,145	$158,512
Asset coverage per $1,000 of TOB Trust Certificates, end of period(p)	$11,302	$12,635	$18,364	$6,281	N/A	N/A
Portfolio turnover rate	18%	59%	47%	41%	4%	16%

(a)	Based on average Common Shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense, fees, and amortization of offering costs, would have been 1.71%, 1.65% and 0.92%, respectively.

(j)
For the six months ended January 31, 2025, the total expense ratio after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees, amortization of offering costs,liquidity and remarketing fees was 0.81%.

(k)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP/VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details
(l)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(m)
Calculated by subtracting the Trust’s total liabilities (not including VRDP Shares and TOBs) from the Trust’s total assets and dividing this by sum of amount of TOBs and liquidation value of the
VRDP Shares, and by multiplying the results by 100,000.

(n)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(o)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares) from the Trust’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)
(p)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Trust’s total liabilities (not including
VRDP/VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.

2025 BlackRock Semi-Annual Report to Shareholders

Financial Highlights (continued)
(For a share outstanding throughout each period)

	MUE
	Six Months Ended 01/31/25 (unaudited)	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22	Year Ended 07/31/21	Year Ended 07/31/20

Net asset value, beginning of period	$11.62	$11.42	$12.10	$14.49	$14.17	$13.92
Net investment income(a)	0.21	0.39	0.39	0.56	0.65	0.59
Net realized and unrealized gain (loss)	(0.21)	0.29	(0.64)	(2.32)	0.28	0.20
Net increase (decrease) from investment operations	—	0.68	(0.25)	(1.76)	0.93	0.79
Distributions to Common Shareholders(b)
From net investment income	(0.29)(c)	(0.44)	(0.38)	(0.63)	(0.61)	(0.54)
Return of capital	—	(0.04)	(0.05)	—	—	—
Total distributions to Common Shareholders	(0.29)	(0.48)	(0.43)	(0.63)	(0.61)	(0.54)
Net asset value, end of period	$11.33	$11.62	$11.42	$12.10	$14.49	$14.17
Market price, end of period	$10.34	$10.45	$9.93	$11.45	$14.41	$13.12
Total Return Applicable to Common Shareholders(d)
Based on net asset value	0.26%(e)	6.77%	(1.48)%	(12.21)%	6.97%	6.25%
Based on market price	1.75%(e)	10.42%	(9.47)%	(16.47)%	14.89%	8.08%
Ratios to Average Net Assets Applicable to Common Shareholders(f)
Total expenses	2.97%(g)	3.16%	3.33%	1.75%	1.51%	2.07%
Total expenses after fees waived and/or reimbursed	2.84%(g)	3.08%	3.29%	1.69%	1.48%	2.03%
Total expenses after fees waived and/or reimbursed and excluding interest expense, fees and amortization of offering costs(h)	0.82%(g)	0.85%	0.95%	0.95%	0.93%	0.95%
Net investment income to Common Shareholders	3.69%(g)	3.47%	3.44%	4.25%	4.55%	4.29%
Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$248,327	$254,664	$254,254	$272,564	$326,390	$319,085
VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$78,000	$78,000	$131,000	$131,000	$131,000	$131,000
Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$289,396 (i)	$328,209 (i)	$282,585 (i)	$252,124 (i)	$349,152 (j)	$343,577 (j)
TOB Trust Certificates, end of period (000)	$53,115	$33,592	$8,253	$48,172	$59,850	$60,976
Asset coverage per $1,000 of TOB Trust Certificates, end of period(k)	$7,144	$10,903	$47,681	$9,378	N/A	N/A
Portfolio turnover rate	22%	48%	25%	28%	7%	18%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.
(i)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the sum of the amount of TOBs and liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(j)
Calculated by subtracting the Trust’s total liabilities (not including VMTP Shares) from the Trust’s total assets and dividing this by the liquidation value of the VMTP Shares, and by multiplying the results by 100,000.

(k)
Effective July 18, 2022, TOB Trust Certificates are treated as senior securities pursuant to Rule 18f-4 of the 1940 Act. Calculated by subtracting the Trust’s total liabilities (not including
VMTP Shares and TOBs) from the Trust’s total assets and dividing this by the amount of TOBs, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:
Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock California Municipal Income Trust	BFZ	Delaware	Diversified
BlackRock Municipal 2030 Target Term Trust	BTT	Delaware	Diversified
BlackRock Municipal Income Quality Trust	BYM	Delaware	Diversified
BlackRock MuniHoldings California Quality Fund, Inc.	MUC	Maryland	Diversified
BlackRock MuniHoldings Quality Fund II, Inc.	MUE	Maryland	Diversified
The Boards of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board,” and the directors/trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
On January 20, 2025, the Board approved the reorganization of BlackRock Municipal Income Trust (BFK), BlackRock Municipal Income Trust II (BLE) and BYM into BlackRock MuniHoldings Fund, Inc. (MHD), with MHD continuing as the surviving fund. Subject to the requisite approvals by each Trust’s respective common and preferred shareholders and the satisfaction of customary closing conditions, the reorganizations are expected to occur during the second half of 2025.
The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Trusts may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Trusts may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Trusts are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared monthly and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Distributions to Preferred Shareholders are accrued and determined as described in Note 10.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each  Board, the trustees who are not “interested persons” of the Trusts, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

Other:  Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Trusts have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges.
Segment Reporting: The Trusts adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Trusts’ adoption of the new standard impacted financial statement disclosures only and did not affect each Trust’ s financial position or results of operations.
The Chief Financial Officer acts as the Trusts’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Trust. The CODM has concluded that each Trust operates as a single operating segment since the Trusts have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Trusts’ financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Trust’ s investments are valued at fair value (also referred to as “market value” within the  financial statements) each day that the Trust is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Trust’s Manager as the valuation designee for each Trust. Each Trust determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Trust’s assets and liabilities:
•Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Trust has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Trusts to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations.
Municipal Bonds Transferred to TOB Trusts: The Trusts leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third-party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.
TOB Trusts are supported by a liquidity facility provided by a third-party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.
The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Trusts) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.
While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. Each Trust’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Trust. A Trust typically invests the cash received in additional municipal bonds.
Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Trust’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Trust’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.
Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Trust on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Trust incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of offering costs in the Statements of Operations.  Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:
Trust Name	Interest Expense	Liquidity Fees	Other Expenses	Total
BFZ	$ 605,159	$ 72,747	$ 23,327	$ 701,233
BTT	1,117,397	105,213	122,751	1,345,361
BYM	1,107,201	124,774	53,325	1,285,300
MUC	2,640,810	304,729	97,179	3,042,718
MUE	721,911	85,448	32,124	839,483

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2025, the following table is a summary of each Trust’s TOB Trusts:
Trust Name	Underlying Municipal Bonds Transferred to TOB Trusts(a)	Liability for TOB Trust Certificates(b)	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
BFZ	$ 79,200,620	$ 38,179,992	2.25% — 2.29%	$ 38,518,664	3.61%
BTT	104,347,080	69,569,982	2.29 — 2.31	69,569,982	3.83
BYM	123,710,665	78,116,880	2.25 — 2.30	70,132,082	3.63
MUC	258,339,027	162,579,986	2.26 — 2.35	166,340,677	3.63
MUE	82,023,008	53,114,537	2.25 — 2.37	45,960,495	3.62

(a)
The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB
Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Trusts, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Trusts, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts in the Schedules of Investments.

(b)
TOB Trusts may be structured on a non-recourse or recourse basis. When a Trust invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB
Trust. If a Trust invests in a TOB Trust on a recourse basis, a Trust enters into a reimbursement agreement with the Liquidity Provider where a Trust is required to reimburse the Liquidity
Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”).
As a result, if a Trust invests in a recourse TOB Trust, a Trust will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Trust at January 31, 2025, in proportion to their participation in the TOB Trust. The recourse TOB
Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Trust at January 31, 2025.

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.
For such services, MUC and MUE pay the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Trust’s net assets:
	MUC	MUE
Investment advisory fees	0.55%	0.55%
For purposes of calculating these fees, “net assets” mean the total assets of the Trust minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Trust’s NAV.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For such services, BFZ and BYM pay the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of each Trust’s managed assets:
	BFZ	BYM
Investment advisory fees	0.55%	0.55%
For such services, BTT pays the Manager a monthly fee at an annual rate equal to 0.40% of the average daily value of the Trust’s managed assets.
For purposes of calculating these fees,“managed assets” are determined as total assets of the Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
Expense Waivers and Reimbursements:  With respect to each Trust, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Trust. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived were as follows:
Trust Name	Fees Waived and/or Reimbursed by the Manager
BFZ	$ 3,290
BTT	22,273
BYM	5,688
MUC	26,957
MUE	5,102
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Trust’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts’ Independent Trustees. For the six months ended January 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager, for MUE, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). The voluntary waiver may be reduced or discontinued at any time without notice. For the six months ended January 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
With respect to each Trust (excluding BTT), the Manager voluntarily agreed to waive a portion of its investment advisory fee attributable to each Trust’s outstanding preferred shares for each month in which the monthly dividend on the Trust’s preferred shares exceeds the calculated value of the Trust’s gross monthly income attributable to investments from the proceeds of the Trust’s preferred shares (determined by multiplying the Trust’s gross monthly income by the ratio of (i) the liquidation preference of any outstanding preferred shares to (ii) total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). This voluntary waiver may be reduced or discontinued at any time without notice. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2025, the amounts waived were as follows:
Trust Name	Fees Waived and/or Reimbursed by the Manager
BFZ	$ 222,503
BYM	194,348
MUC	672,892
MUE	162,379
Trustees and Officers:  Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7.
 PURCHASES AND SALES
For the six months ended January 31, 2025, purchases and sales of investments, excluding short-term securities, were as follows:
Trust Name	Purchases	Sales
BFZ	$ 144,898,899	$ 144,757,838
BTT	198,445,170	240,153,943
BYM	48,528,103	46,183,487
MUC	334,990,683	321,919,823
MUE	76,109,796	60,620,769

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

8.
INCOME TAX INFORMATION
It is each Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’ s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Trusts as of January 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Trusts’ NAV.
As of July 31, 2024, the Trusts had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
Trust Name	Non-Expiring Capital Loss Carryforwards
BFZ	$ (48,855,435)
BTT	(8,031,934)
BYM	(47,542,310)
MUC	(198,850,535)
MUE	(33,537,158)
As of January 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BFZ	$ 532,589,775	$ 12,404,986	$ (4,194,527)	$ 8,210,459
BTT	2,329,678,174	17,527,777	(40,896,327)	(23,368,550)
BYM	398,334,751	18,680,692	(3,876,936)	14,803,756
MUC	1,645,862,626	63,300,054	(31,394,251)	31,905,803
MUE	323,338,584	6,123,877	(4,569,837)	1,554,040
9.
PRINCIPAL RISKS
In the normal course of business, the Trusts invest in securities or other instruments and may enter into certain transactions, and such activities subject each Trust to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments.
The Trusts may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trusts reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Trust.
A Trust structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.
As short-term interest rates rise, the Trusts’ investments in the TOB Trusts may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Trusts’ NAVs per share.
The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Trusts’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.
TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Trusts, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Illiquidity Risk: Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk: Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Trust portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Investment Objective Risk: There is no assurance that BTT will achieve its investment objectives, including its investment objective of returning $25.00 per share. As BTT approaches its scheduled termination date, it is expected that the maturity of BTT’s portfolio securities will shorten, which is likely to reduce BTT’s income and distributions to shareholders.
Counterparty Credit Risk: The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Trust’s portfolio are disclosed in its Schedule of Investments.
The Trusts invest a substantial amount of their assets in issuers located in a single state or limited number of states. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political or social conditions affecting that state or group of states could have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.
The Trusts invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Trust and could affect the income from, or the value or liquidity of, the Trust’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
The Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trusts may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Trusts’ performance.
The Trusts invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
10.
 CAPITAL SHARE TRANSACTIONS
BFZ, BTT and BYM are authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. MUC and MUE are authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value of Common Shares for BFZ, BTT and BYM is $0.001 and for MUC and MUE is $0.10. The par value for each Trust’s Preferred Shares outstanding is $0.001 except for MUC and MUE, which is $0.10.  Each Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.
Common Shares
For the six months ended January 31, 2025, shares issued and outstanding remained constant for all Trusts.
The Trusts participated in an open market share repurchase program (the “Repurchase Program”) through November 30, 2024. From December 1, 2023 through November 30, 2024, each Trust could repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program had an accretive effect as shares were purchased at a discount to the Trust’s NAV. The Repurchase Program expired on November 30, 2024 and was not renewed. For the period ended November 30, 2024, the Trusts did not repurchase any shares.
The total cost of the shares repurchased is reflected in each Trust’s Statements of Changes in Net Assets. For the periods shown, shares repurchased and cost, including transaction costs were as follows:
	BFZ
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	210,536	2,247,478

	BTT
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	4,893,619	101,079,340

	BYM
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	327,384	3,332,710

	MUC
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	1,250,600	12,545,146

	MUE
	Shares	Amounts
Six Months Ended January 31, 2025	—	$ —
Year Ended July 31, 2024	347,324	3,204,845
Preferred Shares
A Trust’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Trust and distribution of assets upon dissolution or liquidation of the Trust. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Trust fails to maintain asset coverage of at least 200% of the liquidation preference of the Trust’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Trust is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Trust fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.
Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

VRDP Shares
BFZ, BTT and MUC  (for purposes of this section, each a “VRDP Trust”) has issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:
Trust Name	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BFZ(a)	09/25/24	1,713	$ 171,300,000	09/01/54
BTT	07/31/24	7,500	750,000,000	12/31/30
MUC(a)	09/25/24	5,264	526,400,000	09/01/54

(a)	On September 25, 2024, each of BFZ and MUC issued VRDP Shares and used the proceeds of the issuance to redeem all of the outstanding Variable Rate Muni Term Preferred Shares.
Redemption Terms: A VRDP Trust is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Trust is required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, a VRDP Trust is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Trust. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.
Liquidity Feature: VRDP Shares are subject to a fee agreement between the VRDP Trust and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement is set to expire, unless renewed or terminated in advance, as follows:
	BFZ	BTT	MUC
Expiration date	09/24/25	07/30/25	09/24/25
The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Trust is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Trust is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Trust will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.
Remarketing:  A VRDP Trust may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations.  During any special rate period (as described below), a VRDP Trust may incur nominal or no remarketing fees.
Ratings: As of period end, the VRDP Shares were assigned the following ratings:
Trust Name	Moody’s Investors Service, Inc. Long-Term Ratings	Moody’s Investors Service, Inc. Short-Term Ratings	S&P Global Long-Term Ratings	S&P Global Short-Term Ratings
BFZ	Aa2	P-1	N/A	A-1
BTT	Aa1	P-1	AAA	A-1
MUC	Aa2	P-1	N/A	A-1
Any short-term ratings on VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s and S&P Global Ratings. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.
Dividends: Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.
For the period from September 25, 2024 to January 31, 2025, the annualized dividend rate for the VRDP Shares were as follows:
	BFZ	MUC
Dividend rates	3.17%	3.16%
For the six months ended January 31, 2025, the annualized dividend rate for BTT was 3.29%.
For the six months ended January 31, 2025, VRDP Shares issued and outstanding for BTT remained constant.
During the period ended January 31, 2025, issued and outstanding VRDP Shares for BFZ and MUC increased by 1,713 and 5,264, respectively, from the exchange of VMTP Shares.

2025 BlackRock Semi-Annual Report to Shareholders

Notes to Financial Statements (unaudited) (continued)

VMTP Shares
BYM and MUE (for purposes of this section, each a “VMTP Trust”) have issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VMTP Shares are subject to certain restrictions on transfer, and a VMTP Trust may also be required to register its VMTP Shares for sale under the Securities Act under certain circumstances. As of period end, the VMTP Shares outstanding and assigned long-term ratings were as follows:
Trust Name	Issue Date	Shares Issued	Aggregate Principal	Term Redemption Date	Moody’s Rating	Fitch Rating
BYM	12/20/23	976	$ 97,600,000	07/02/26	Aa1	AA
MUE	12/20/23	780	78,000,000	07/02/26	Aa1	AA
Redemption Terms: A VMTP Trust is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended.  There is no assurance that a term will be extended further or that any VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, a VMTP Trust is required to begin to segregate liquid assets with its custodian to fund the redemption. In addition, a VMTP Trust is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.
Subject to certain conditions, VMTP Shares may be redeemed, in whole or in part, at any time at the option of the VMTP Trust. With respect to BYM and MUE, the redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and applicable redemption premium. If BYM and MUE redeems the VMTP Shares prior to the term redemption date and the VMTP Shares have long-term ratings above A1/A+ or its equivalent by the ratings agencies then rating the VMTP Shares, then such redemption may be subject to a prescribed redemption premium (up to 1% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining until the term redemption date, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.
Dividends: Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread plus the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index or a percentage of the daily Secured Overnight Financing Rate, as set forth in the VMTP Shares governing instrument. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares.
The dividend rate on VMTP Shares is subject to a step-up spread if the VMTP Trust fails to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.
For the period from August 1, 2024 to September 24, 2024, the average annualized dividend rates for the VMTP Shares were as follows:
	BFZ	MUC
Dividend rates	4.41%	4.44%
For the six months ended January 31, 2025, the average annualized dividend rates for the VMTP Shares were as follows:
	BYM	MUE
Dividend rates	4.44%	4.44%
For the six months ended January 31, 2025, VMTP Shares issued and outstanding of BYM and MUE remained constant.
During the six months ended January 31, 2025, all issued and outstanding VMTP Shares of BFZ and MUC were redeemed in full in exchange for VRDP Shares.
Offering Costs: The Trusts incurred costs in connection with the issuance of VRDP and VMTP Shares,  which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP and VMTP Shares with the exception of any upfront fees paid by a VRDP Trust to the liquidity provider which, if any, were amortized over the life of the liquidity agreement.  Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.
Financial Reporting: The VRDP and VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP and VMTP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP and VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP and VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP and VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP and VMTP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:
Trust Name	Dividends	Deferred Offering Costs Amortization
BFZ	$ 3,057,328	$ 1,552
BTT	12,454,841	63,927
BYM	2,185,441	—
MUC	9,400,293	4,337
MUE	1,745,196	—
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

11.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Trusts’  financial statements was completed through the date the financial statements were issued and the following items were noted:
The Trusts declared and paid or will pay distributions to Common Shareholders as follows:
Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BFZ	02/03/25	02/14/25	03/03/25	$ 0.059000
	03/03/25	03/14/25	04/01/25	0.059000
BTT	02/03/25	02/14/25	03/03/25	0.046400
	03/03/25	03/14/25	04/01/25	0.046400
BYM	02/03/25	02/14/25	03/03/25	0.055500
	03/03/25	03/14/25	04/01/25	0.055500
MUC	02/03/25	02/14/25	03/03/25	0.053500
	03/03/25	03/14/25	04/01/25	0.053500
MUE	02/03/25	02/14/25	03/03/25	0.051000
	03/03/25	03/14/25	04/01/25	0.051000
The Trusts declared and paid or will pay distributions to Preferred Shareholders as follows:
	Preferred Shares(a)
Trust Name	Shares	Series	Declared
BFZ	VRDP	W-7	$ 358,979
BTT	VRDP	W-7	1,577,466
BYM	VMTP	W-7	280,740
MUC	VRDP	W-7	1,103,132
MUE	VMTP	W-7	224,362

(a)	Dividends declared for period February 1, 2025 to February 28, 2025.
On February 28, 2025, the Board reauthorized BTT’s open market share repurchase program. Pursuant to the reauthorization of the repurchase program, BTT may repurchase up to 5% of its outstanding common shares (based on common shares outstanding on March 31, 2025) through November 30, 2025.

2025 BlackRock Semi-Annual Report to Shareholders

Additional Information

Trust Certification
The Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Trusts do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Trust management will consider ESG factors as part of the investment process for the Trusts. Trust management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Trusts’ particular investment strategies and may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The ESG characteristics utilized in the Trusts’ investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Trusts’ exposure to certain companies or industries. While Trust management views ESG considerations as having the potential to contribute to the Trusts’ long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Trust’s dividend policy is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate). Each Trust intends to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In addition, in any monthly period, in order to maintain its declared distribution amount, each Trust may pay out more or less than the entire amount of net investment income earned in any particular month. In the event a Trust distributes more than its net investment income during any yearly period, such distributions may also come from sources other than net income, including return of capital.  The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.
General Information
The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.
The following information is a summary of certain changes since July 31, 2024. This information may not reflect all of the changes that have occurred since you purchased the relevant Trust.
Except if noted otherwise herein, there were no changes to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Trusts will mail only one copy of shareholder documents, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.
Additional Information

Additional Information (continued)

Availability of Quarterly Schedule of Investments
The Trusts file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Trusts’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.
Availability of Proxy Voting Policies, Procedures and Voting Records
The Board of Trustees of the Trusts has delegated the voting of proxies for the Trusts’ securities to BlackRock Advisors, LLC (the “Adviser”) pursuant to the Closed-End Fund Proxy Voting Policy. The Adviser has adopted the BlackRock Active Investment Stewardship - Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Trusts. The BAIS Guidelines are available at www.blackrock.com.
A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities and information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 882-0052; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.
Availability of Trust Updates
BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Trust and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
Computershare Trust Company, N.A.
Canton, MA 02021
VRDP Liquidity Provider(a)
Barclays Bank PLC
New York, New York 10019
VRDP Remarketing Agent(a)
Barclays Capital Inc.
New York, New York 10019
VRDP Tender and Paying Agent and VMTP Redemption and Paying Agent
The Bank of New York Mellon
New York, NY 10286
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110

2025 BlackRock Semi-Annual Report to Shareholders

Additional Information (continued)

Trust and Service Providers (continued)
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
(a) For BFZ, BTT and MUC.

Address of the Trusts
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Glossary of Terms Used in this Report

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAN	State Aid Notes
SAP	Subject to Appropriations
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation

2025 BlackRock Semi-Annual Report to Shareholders

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Want to know more?
blackrock.com |  800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.
CEMUNI5-01/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: March 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: March 24, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: March 24, 2025